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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-09481
                               HUNTINGTON VA FUNDS
               (Exact name of registrant as specified in charter)
            5800 Corporate Drive Pittsburgh, Pennsylvania 15237-7010
               (Address of principal executive offices) (Zip code)

                              Ronald J. Corn, Esq.
                          The Huntington National Bank
                              41 South High Street
                              Columbus, Ohio 43287
                     (Name and address of agent for service)
               (Notices should be sent to the Agent for Services)

                                   Copies to:
             David C. Mahaffey, Esq., and Christine S. Boehme, Esq.
                            Sullivan & Worcester
                               1666 K Street, N.W.
                              Washington, DC 20006

Registrant's telephone number, including area code: 1-800-544-8347

Date of fiscal year end: December 31

Date of reporting period: Six months ended June 30, 2004

Item 1. Reports to Stockholders.
>

[Logo of Huntington VA Funds]

Semi-Annual
Shareholder
Report

Equity Funds

Huntington VA Dividend Capture Fund
Huntington VA Growth Fund
Huntington VA Income Equity Fund
Huntington VA International Equity Fund
Huntington VA Macro 100 Fund
Huntington VA Mid Corp America Fund
Huntington VA New Economy Fund
Huntington VA Rotating Markets Fund
Huntington VA Situs Small Cap Fund

Income Funds

Huntington VA Mortgage Securities Fund

JUNE 30 , 2004

Huntington VA Dividend Capture Fund

Portfolio of Investments

June 30, 2004 (Unaudited)

Shares		Value
COMMON STOCKS -- 51.9%
	Auto/Truck Parts & Equipment -- 1.2%
6,500	General Motors Corp.	$ 302,835

	Banks -- 5.9%
3,000	Bank of America Corp.	253,860
8,000	Citigroup, Inc.	372,000
3,500	First Horizon National Corp.	159,145
6,000	J.P. Morgan Chase & Co.	232,620
9,000	Wachovia Corp.	400,500

		1,418,125

	Building & Construction -- 1.2%
9,500	Masco Corp.	296,210

	Chemicals -- 1.5%
5,000	Monsanto Co.	192,500
4,500	The Dow Chemical Co.	183,150

		375,650

	Computer Services -- 0.9%
10,000	Hewlett Packard Co.	211,000

	Computers -- 0.2%
1,500	Microsoft Corp.	42,840

	Consumer Products -- 0.5%
1,500	Fortune Brands, Inc.	113,145

	Diversified Operations -- 0.8%
750	Ingersoll Rand Co.	51,233
2,250	Textron, Inc.	133,537

		184,770

	Drugs & Health Care -- 1.3%
8,000	Bristol-Myers Squibb Co.	196,000
2,750	Merck & Co., Inc.	130,625

		326,625

	Electric Utility -- 1.2%
3,000	Exelon Corp.	99,870
6,500	The Southern Co.	189,475

		289,345

	Electrical Equipment -- 1.0%
4,000	Cooper Industries Ltd., Class A	237,640

	Electronic Instruments -- 0.4%
5,000	PerkinElmer, Inc.	100,200

	Entertainment -- 0.8%
3,500	Harrah's Entertainment, Inc.	189,350

	Financial Services -- 2.8%
11,000	American Capital Strategies Ltd.	308,220
5,500	Hartford Financial Services Group, Inc.	378,070

		686,290

	Food & Beverages -- 0.9%
13,000	Archer-Daniels-Midland Co.	218,140

	Gas Utility -- 0.4%
2,500	Kinder Morgan Energy Partners, LP	101,725

	Industrial -- 0.7%
5,500	General Electric Co.	178,200

	Insurance -- 4.1%
2,000	Ace Ltd.	$ 84,560
6,250	Allstate Corp.	290,938
7,250	Lincoln National Corp.	342,562
7,000	St. Paul Cos., Inc.	283,780

		1,001,840

	Machinery -- 0.5%
1,500	Caterpillar, Inc.	119,160

	Medical & Medical Services -- 0.3%
1,500	Becton, Dickinson & Co.	77,700

	Oil Company - Exploration & Production -- 0.9%
4,250	Kerr-McGee Corp.	228,523

	Paper & Allied Products -- 0.3%
2,250	Georgia Pacific Corp.	83,205

	Petroleum & Petroleum Products -- 5.6%
4,000	ConocoPhillips	305,160
15,000	Exxon Mobil Corp.	666,150
10,000	Marathon Oil Corp.	378,400

		1,349,710

	Real Estate Investment Trusts -- 13.9%
3,000	Amli Residential Properties Trust	88,020
2,500	Apartment Investment & Management Co.	77,825
3,000	Archstone-Smith Trust	87,990
3,750	Arden Realty, Inc.	110,288
2,000	Avalonbay Communities, Inc.	113,040
5,500	Bedford Property Investors, Inc.	160,820
6,500	Brandywine Realty Trust	176,734
2,750	Camden Property Trust	125,950
3,000	Capital Automotive Real Estate Investment Trust, Inc.	87,990
4,000	CarrAmerica Realty Corp.	120,920
1,000	CBL & Associates Properties, Inc.	55,000
3,500	Colonial Properties Trust	134,855
4,000	Commercial NET Lease Realty	68,800
12,000	Cornerstone Realty Income Trust, Inc.	105,240
3,500	Duke Realty Corp.	111,335
8,500	Equity Inns, Inc.	78,965
8,500	Equity Office Properties Trust	231,199
3,750	Equity Residential Properties Trust	111,488
2,000	First Industrial Realty Trust, Inc.	73,760
3,500	General Growth Properties	103,495
5,000	Health Care Real Estate Investment Trust, Inc.	162,500
3,000	Kimco Realty Corp.	136,500
5,000	Kramont Realty Trust	80,000
2,000	Liberty Property Trust	80,420
1,500	Mack-Cali Realty Corp.	62,070
4,000	New Plan Excel Realty Trust	93,440
3,000	Public Storage, Inc.	138,030
1,500	Reckson Associates Realty Corp.	41,190
2,000	Regency Centers Corp.	85,800
COMMON STOCKS -- (continued)
	Real Estate Investment Trusts -- (continued)
2,500	Simon Property Group, Inc.	$ 128,550
2,000	The Macerich Co.	95,740
750	Vornado Realty Trust	42,833

		3,370,787

	Restaurants -- 0.7%
7,000	McDonald's Corp.	182,000

	Retail -- 1.9%
14,000	Limited Brands	261,800
7,000	May Department Stores Co.	192,430
		454,230
	Technology -- 0.1%
1,000	Intel Corp.	27,600
	Telephone & Telecommunications -- 1.9%
5,500	BellSouth Corp.	144,210
12,500	Sprint Corp.	220,000
3,000	Verizon Communications, Inc.	108,570

		472,780

	Total Common Stocks (Cost $11,633,582)	12,639,625

PREFERRED STOCKS -- 40.8%
	Amusement Parks -- 0.9%
9,100	The Walt Disney Co., 7.000%	228,410

	Auto-Cars/Light Trucks -- 0.6%
6,000	General Motors Corp., 7.375%	148,500

	Bank Holding Companies -- 0.7%
2,150	Bank One Capital I, 8.000%	54,739
5,000	Suntrust Capital IV, 7.125%	125,800

		180,539

	Commercial Banks -- 5.3%
13,100	ASBC Capital I, 7.625%	335,098
10,000	Comerica Capital Trust I, 7.600%	259,000
18,000	Compass Capital, 7.350%	452,700
10,000	Fleet Capital Trust VII, 7.200%	253,500

		1,300,298

	Department Stores -- 1.2%
11,800	Sears Roebuck Acceptance, 7.000%	292,994

	Electrical Services -- 7.6%
16,000	Dominion CNG Capital Trust I, 7.800%	409,600
12,000	Energy East Capital Trust I, 8.250%	313,200
15,000	Entergy LA, Inc., 7.600%	384,150
6,000	FPL Group, Inc., 8.500%	330,600
16,000	Georgia Power Capital, 7.125%	411,200

		1,848,750

	Financial Services -- 8.5%
650	BancWest Capital I, 9.500%	17,550
5,500	Everest Cap Trust 7.850%	141,735
13,500	Hartford Life Capital II, Series B, 7.625%	347,085
12,000	Household Capital Trust V, Series X, 10.000%	316,200
10,000	Merrill Lynch Capital Trust V, 7.280% (b)	255,000
18,000	Morgan Stanley Capital Trust II, 7.250%	457,200
13,100	National Commerce Capital Trust II, 7.700%	336,670
8,600	SLM Corp., 6.000%	189,458

		2,060,898

	Fire, Marine & Casualty Insurance -- 3.0%
11,000	Ace Ltd., Series C, 7.800%	$ 290,400
16,900	Partnerre Capital Trust I, 7.900%	436,865

		727,265

	Gas & Natural Gas -- 1.3%
6,000	Keyspan Corp., 8.750%	310,200

	Insurance Carriers -- 0.5%
5,000	Travelers Property Casualty Corp., 4.500%	119,000

	Life/Health Insurance -- 5.1%
13,000	Aetna, Inc., 8.500%	344,890
13,000	Lincoln National Capital V, Series E, 7.650%	330,720
19,000	PLC Capital Trust, 7.250%	478,610
1,700	Torchmark Capital Trust II, 7.750%	45,050
1,300	Torchmark Capital Trust I, 7.750%	33,995

		1,233,265

	Property & Casualty Insurance -- 0.1%
1,000	Chubb Corp., 7.000%	27,940

	Real Estate Investment Trusts -- 3.6%
10,000	HRPT Properties Trust, Series A, 9.875%	268,500
12,000	Prologis Trust, Series F, 6.750%	277,800
12,500	Public Storage, Series R, 8.000%	320,625

		866,925

	Reinsurance -- 1.6%
15,000	RenaissanceRe Holdings Ltd., Series B, 7.300%	378,000

	Telephone Communication -- 0.8%
4,000	Alltel Corp., 7.750%	200,640

	Total Preferred Stock (Cost $10,315,171)	9,923,624

MUTUAL FUNDS -- 4.5%
	Exchange Traded Funds -- 4.5%
14,500	AMEX Technology SPDR	300,150
7,000	SPDR Trust Series 1	801,710

	Total Mutual Funds (Cost $1,016,320)	1,101,860

CASH EQUIVALENT -- 2.5%
599,350	Huntington Money Market Fund, Interfund Class*	599,350

	Total Cash Equivalent (Cost $599,350)	599,350

	Total Investments (Cost $23,564,423) (a) -- 99.7%	24,264,459
	Other Assets in Excess of Liabilities -- 0.3%	74,254

	Net Assets -- 100.0%	$ 24,338,713

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation		$ 1,176,263
Unrealized depreciation		(476,227)

Net unrealized appreciation (depreciation)		$ 700,036

Aggregate cost for federal income tax purposes is substantially the same.

Huntington VA Growth Fund

Portfolio of Investments

June 30, 2004 (Unaudited)

Shares		Value
COMMON STOCKS -- 87.4%
	Apparel & Textiles -- 1.1%
3,750	Cintas Corp.	$ 178,763

	Banks -- 2.3%
2,550	Northern Trust Corp.	107,814
2,523	State Street Corp.	123,728
3,383	Washington Mutual, Inc.	130,719

		362,261

	Beverages -- 0.7%
2,000	PepsiCo, Inc.	107,760

	Broadcast Services & Programming -- 0.3%
5,203	Liberty Media Corp., Class A (b)	46,775

	Chemicals -- 2.3%
5,205	Du Pont (E.I.) de Nemours & Co.	231,206
4,029	Ecolab, Inc.	127,719

		358,925

	Computer Services -- 1.0%
3,712	Hewlett Packard Co.	78,323
2,800	Sungard Data Systems, Inc. (b)	72,800

		151,123

	Computers -- 7.7%
5,744	Cisco Systems, Inc. (b)	136,133
10,000	Computer Sciences Corp. (b)	464,300
1,698	Dell, Inc. (b)	60,822
620	EMC Corp. (b)	7,068
1,399	International Business Machines Corp.	123,322
10,308	Microsoft Corp.	294,396
342	Network Appliance, Inc. (b)	7,363
8,620	Oracle Corp. (b)	102,837

		1,196,241

	Cosmetics/Toiletries -- 5.1%
4,248	Colgate-Palmolive Co.	248,296
9,928	Procter & Gamble Co.	540,480

		788,776

	Drugs & Health Care -- 9.9%
2,691	Abbott Laboratories	109,685
2,500	Amgen, Inc. (b)	136,425
2,290	IMS Health, Inc.	53,678
5,622	Merck & Co., Inc.	267,045
13,122	Pfizer, Inc.	449,823
8,433	Schering-Plough Corp.	155,842
5,465	Wyeth	197,614
2,000	Zimmer Holdings, Inc. (b)	176,400

		1,546,512

	Electric Utility -- 0.0%
187	Duke Energy Corp.	3,794

	Electronic Components -- 1.0%
4,300	Molex, Inc.	137,944
2,201	Solectron Corp. (b)	14,240

		152,184

	Financial Services -- 3.7%
3,591	American Express Co.	184,505
1,796	Fannie Mae	128,163
2,489	Franklin Resources, Inc.	124,649
2,854	T. Rowe Price Group, Inc.	143,842

		581,159

	Food & Beverages -- 3.6%
3,000	Anheuser Busch Companies, Inc.	$ 162,000
1,612	J.M. Smuckers Co.	74,007
5,290	Wm. Wrigley Jr. Co.	333,534

		569,541

	Industrial -- 5.0%
24,245	General Electric Co.	785,538

	Industrial Conglomerates -- 1.9%
3,136	Illinois Tool Works, Inc.	300,711

	Instruments - Scientific -- 1.0%
2,648	Millipore Corp. (b)	149,268

	Insurance -- 6.5%
10,808	American International Group, Inc.	770,394
2	Berkshire Hathaway, Inc., Class A (b)	177,900
1,457	St. Paul Companies, Inc.	59,067

		1,007,361

	Medical & Medical Services -- 10.3%
7,500	Baxter International, Inc.	258,825
3,700	Biomet, Inc.	164,428
1,272	Cardinal Health, Inc.	89,104
2,700	Dentsply International, Inc.	140,670
269	Hospira, Inc. (b)	7,427
6,300	Invacare Corp.	281,736
2,827	Johnson & Johnson	157,464
1,968	Medco Health Solutions, Inc. (b)	73,800
2,015	Medtronic, Inc.	98,171
6,530	Stryker Corp.	359,150

		1,630,775

	Miscellaneous Business Services -- 3.7%
7,887	Automatic Data Processing, Inc.	330,308
5,000	Iron Mountain, Inc. (b)	241,300

		571,608

	Multimedia -- 0.9%
260	Liberty Media International, Inc. (b)	9,652
7,677	Time Warner, Inc. (b)	134,961

		144,613

	Office Supplies -- 1.4%
3,337	Avery Dennison Corp.	213,601

	Petroleum & Petroleum Products -- 2.7%
7,217	Anadarko Petroleum Corp.	422,916

	Printing & Publishing -- 1.3%
1,931	Media General, Inc., Class A	124,009
2,408	Viacom, Inc., Class B	86,014

		210,023

	Retail -- 5.7%
14,278	Home Depot, Inc.	502,585
3,839	Kohl's Corp. (b)	162,313
1,441	Wal-Mart Stores, Inc.	76,027
4,060	Walgreen Co.	147,013

		887,938

	Semi-Conductors/Instruments -- 1.5%
3,784	Analog Devices, Inc.	178,151
663	Applied Materials, Inc. (b)	13,008
1,493	Texas Instruments, Inc.	36,101

		227,260

COMMON STOCKS -- (continued)
	Technology -- 2.8%
15,574	Intel Corp.	$ 429,842

	Telephone & Telecommunications -- 0.9%
565	Qualcomm, Inc.	41,234
4,308	Vodafone Group PLC ADR	95,207

		136,441

	Transport - Marine -- 0.6%
1,859	Carnival Corp.	87,373

	Wholesale Distribution -- 2.5%
10,675	SYSCO Corp.	382,912

	Total Common Stocks (Cost $12,400,817)	13,631,994

MUTUAL FUNDS -- 1.4%
	Exchange Traded Funds -- 1.4%
2,675	NASDAQ 100 Index Fund	100,981
1,020	SPDR Trust Series 1	116,821

	Total Mutual Funds (Cost $177,194)	217,802

CASH EQUIVALENT -- 11.8%
1,844,394	Huntington Money Market Fund, Interfund Class*	1,844,394

	Total Cash Equivalent (Cost $1,844,394)	1,844,394

	Total Investments (Cost $14,422,405) (a) -- 100.6%	15,694,190
	Liabilities in Excess of Other Assets -- (0.6)%	(85,912)

	Net Assets -- 100.0%	$ 15,608,278

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation		$ 1,451,560
Unrealized depreciation		(179,775)

Net unrealized appreciation (depreciation)		$ 1,271,785

Aggregate cost for federal income tax purposes is substantially the same.

Huntington VA Income Equity Fund

Portfolio of Investments

June 30, 2004 (Unaudited)

Shares		Value
COMMON STOCKS -- 98.7%
	Auto/Truck Parts & Equipment -- 4.4%
18,100	Genuine Parts Co.	$ 718,208
8,600	Johnson Controls, Inc.	459,068

		1,177,276

	Banks -- 23.6%
22,200	AmSouth Bancorporation	565,434
7,500	Bank of America Corp.	634,650
12,500	Citigroup, Inc.	581,250
8,400	Comerica, Inc.	460,992
11,100	First Horizon National Corp.	504,717
16,900	J.P. Morgan Chase & Co.	655,213
27,000	MBNA Corp.	696,330
25,000	National City Corp.	875,250
7,400	Regions Financial Corp.	270,470
10,600	Union Planters Corp.	315,986
7,400	Wachovia Corp.	329,300
11,700	Washington Mutual, Inc.	452,088

		6,341,680

	Chemicals -- 4.9%
24,200	Monsanto Co.	931,700
6,100	PPG Industries, Inc.	381,189

		1,312,889

	Computer Services -- 7.3%
6,500	Diebold, Inc.	343,655
6,700	Fiserv, Inc. (b)	260,563
6,400	Hewlett Packard Co.	135,040
11,100	Pitney Bowes, Inc.	491,175
19,700	Symbol Technologies, Inc.	290,378
12,600	Thompson Corp.	421,596

		1,942,407

	Consumer Products -- 2.5%
9,000	Fortune Brands, Inc.	678,870

	Diversified Operations -- 1.8%
8,100	Textron, Inc.	480,735

	Drugs & Health Care -- 3.8%
20,500	Bristol-Myers Squibb Co.	502,250
14,400	Wyeth	520,704

		1,022,954

	Electric Utility -- 3.8%
12,000	Duke Energy Corp.	243,480
8,100	Exelon Corp.	269,649
25,000	Nisource, Inc.	515,500

		1,028,629

	Food & Beverages -- 1.9%
18,700	ConAgra Foods, Inc.	506,396

	Gas & Natural Gas -- 2.3%
14,400	Peoples Energy Corp.	606,960

	Household Products -- 1.4%
5,200	Clorox Co.	279,656
6,400	RPM International, Inc.	97,280

		376,936

	Industrial -- 3.8%
17,500	General Electric Co.	567,000
16,100	Standex International Corp.	437,920

		1,004,920

	Insurance -- 12.8%
17,100	ACE Ltd.	$ 722,988
12,200	Allstate Corp.	567,910
13,500	Lincoln National Corp.	637,875
4,300	MBIA, Inc.	245,616
15,000	Unitrin, Inc.	639,000
8,000	XL Capital Ltd.	603,680

		3,417,069

	Oil Company - Exploration & Production -- 5.4%
12,500	Kerr-Mcgee Corp.	672,125
16,200	Occidental Petroleum Corp.	784,242

		1,456,367

	Petroleum & Petroleum Products -- 6.1%
9,700	ChevronTexaco Corp.	912,867
3,700	ConocoPhillips	282,273
8,700	Royal Dutch Petroleum Co. ADR	449,529

		1,644,669

	Printing & Publishing -- 4.7%
5,700	Gannett Co., Inc.	483,645
23,500	R.R. Donnelley & Sons Co.	775,970

		1,259,615

	Retail -- 2.1%
20,600	May Department Stores Co.	566,294

	Telephone & Telecommunications -- 3.6%
15,000	Alltel Corp.	759,300
14,100	Nokia Corp. ADR	205,014

		964,314

	Textiles -- 2.5%
13,500	V.F. Corp.	657,450

	Total Common Stocks (Cost $24,252,548)	26,446,430

CASH EQUIVALENT -- 1.3%
349,625	Huntington Money Market Fund, Interfund Class *	349,625

	Total Cash Equivalent (Cost $349,625)	349,625

	Total Investments (Cost $24,602,173) (a) -- 100.0%	26,796,055
	Liabilities in Excess of Other Assets -- 0.0%	(10,060)

	Net Assets -- 100.0%	$ 26,785,995

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation		$2,461,588
Unrealized depreciation		(267,706)

Net unrealized appreciation (depreciation)		$2,193,882

Aggregate cost for federal income tax purposes is substantially the same.

Huntington VA International Equity Fund

Portfolio of Investments

June 30, 2004 (Unaudited)

Shares		Value
COMMON STOCKS -- 81.6%
	Brazil -- 0.8%
	Oil & Gas -- 0.8%
70	Petroleo Brasileiro SA ADR	$ 1,965

	Canada -- 2.6%
	Oil & Gas -- 2.6%
150	Encana Corp. ADR	6,474

	France -- 11.0%
	Insurance -- 2.4%
270	Axa ADR	5,978

	Food & Beverage -- 3.1%
440	Groupe Danone ADR	7,718

	Water Treatments -- 2.4%
290	Suez SA ADR	6,110

	Oil & Gas -- 3.1%
80	Total SA ADR	7,686

		27,492

	Germany -- 3.4%
	Computer Software -- 3.4%
200	SAP AG ADR	8,362
	Ireland -- 2.3%
	Building Products -- 2.3%
260	CRH PLC ADR	5,738
	Japan -- 8.8%
	Electronics -- 3.1%
540	Matsushita Electric Industrial Co. Ltd. ADR	7,754

	Commercial Banks -- 3.3%
890	Mitsubishi Tokyo Financial Group, Inc. ADR	8,339

	Cosmetics & Toiletries -- 2.4%
470	Shiseido Co. Ltd. ADR	5,923

		22,016

	Mexico -- 2.4%
	Construction Materials & Supplies -- 2.4%
208	Cemex SA ADR	6,053

	Netherlands -- 7.9%
	Insurance -- 2.5%
260	ING Group NV ADR	6,162

	Electronics -- 3.0%
280	Philips Electronics NV ADR	7,616

	Transportation -- 2.4%
260	TPG NV ADR	5,990

		19,768

	Singapore -- 1.5%
	Telecommunications -- 1.5%
290	Singapore Telecommunications Ltd. ADR	3,788

	South Korea -- 3.0%
	Steel -- 2.2%
160	POSCO ADR	5,362

	Telephone Communications -- 0.8%
100	SK Telecom Co. Ltd. ADR	2,099

		7,461

	Spain -- 6.2%
	Banks -- 2.3%
430	Banco Bilbao Vizcaya SA ADR	5,805

	Electric Integrated -- 2.3%
300	Endesa SA ADR	5,679

	Telephone Communications -- 1.6%
90	Telefonica SA ADR	$ 4,017

		15,501

	Sweden -- 3.1%
	Manufacturing - Consumer Goods -- 3.1%
200	Electrolux AB, Series B ADR	7,679

	Switzerland -- 9.5%
	Medical-Drugs -- 4.8%
270	Novartis AG ADR	12,014

	Chemicals-Specialty -- 2.4%
350	Syngenta AG ADR (b)	5,877

	Banking/Insurance -- 2.3%
80	UBS AG	5,685

		23,576

	United Kingdom -- 17.6%
	Commercial Banks -- 2.1%
150	Barclays PLC ADR	5,229

	Oil & Gas -- 1.6%
75	BP PLC ADR	4,018

	Food & Beverage -- 3.2%
230	Cadbury Schweppes PLC ADR	8,068

	Medical-Drugs -- 3.2%
190	GlaxoSmithkline PLC ADR	7,877

	Metals -- 2.4%
60	Rio Tinto PLC ADR	5,883

	Diversified Operations -- 2.3%
290	Tomkins PLC ADR	5,800

	Telephone Communications -- 2.8%
320	Vodafone Group PLC ADR	7,072

		43,947

	United States -- 1.5%
	Oil-Field Services -- 1.5%
60	Schlumberger Ltd. ADR	3,811

	Total Common Stocks (Cost $204,416)	203,631

MUTUAL FUNDS--6.0%
	India -- 1.9%
	Management Investment Operation -- 1.9%
240	Morgan Stanley India Investment Fund	4,836
	Japan -- 4.1%
	Management Investment Operation -- 4.1%
950	iShares MSCI Japan Index Fund	10,089

	Total Mutual Funds (Cost $15,606)	14,925

	Total Investments (Cost $220,022) (a) -- 87.6%	218,556
	Other Assets in Excess of Liabilities -- 12.4%	30,889

	Net Assets -- 100.0%	$ 249,445

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation		$ 4,742
Unrealized depreciation		(6,208)

Net unrealized appreciation (depreciation)		$(1,466)

Aggregate cost for federal income tax purposes is substantially the same.

Huntington VA Macro 100 Fund

Portfolio of Investments

June 30, 2004 (Unaudited)

Shares		Value
COMMON STOCKS -- 91.4%
	Aerospace & Defense -- 0.8%
62	Raytheon Co.	$ 2,218

	Auto/Truck Parts & Equipment -- 0.8%
55	Genuine Parts Co.	2,182

	Banks -- 13.9%
89	AmSouth Bancorporation	2,267
74	Bank of America Corp.	6,261
57	BB&T Corp.	2,107
33	Countrywide Credit Industries, Inc.	2,318
45	First Horizon National Corp.	2,046
57	Regions Financial Corp.	2,083
63	SouthTrust Corp.	2,445
29	SunTrust Banks, Inc.	1,885
127	U.S. Bancorp	3,500
72	Union Planters Corp.	2,146
83	Wachovia Corp.	3,694
70	Washington Mutual, Inc.	2,705
95	Wells Fargo & Co.	5,437

		38,894

	Beer, Wine, & Distilled Beverages -- 1.5%
30	Adolph Coors Co., Class B	2,171
42	Brown-Forman Corp.	2,027

		4,198

	Chemicals -- 0.7%
33	PPG Industries, Inc.	2,062

	Communications Equipment -- 3.2%
122	Comverse Technology, Inc. (b)	2,433
92	Nextel Communications, Inc., Class A (b)	2,452
61	Scientific-Atlanta, Inc.	2,105
220	Tellabs, Inc. (b)	1,923

		8,913

	Computer Services -- 3.4%
44	Ebay, Inc. (b)	4,045
75	Jabil Circuit, Inc. (b)	1,889
96	Yahoo, Inc. (b)	3,488

		9,422

	Computers -- 9.9%
253	Cisco Systems, Inc. (b)	5,996
100	Citrix Systems, Inc. (b)	2,036
72	Computer Associates International, Inc.	2,020
49	Computer Sciences Corp. (b)	2,275
137	Dell, Inc. (b)	4,907
235	Microsoft Corp.	6,712
315	Oracle Corp. (b)	3,758

		27,704

	Computers, Peripherals & Software -- 4.4%
44	Adobe Systems, Inc.	2,046
139	Advanced Micro Devices, Inc. (b)	2,210
114	BMC Software, Inc. (b)	2,109
201	Novell, Inc. (b)	1,686
416	Parametric Technology Corp. (b)	2,080
153	Unisys Corp. (b)	2,124

		12,255

	Diversified Operations -- 0.7%
30	Ingersoll Rand Co.	$ 2,049

	Electrical Equipment -- 0.8%
36	Cooper Industries Ltd., Class A	2,139

	Electronic Components -- 4.8%
73	Agilent Technologies, Inc. (b)	2,137
431	Applied Micro Circuits Corp. (b)	2,293
52	Broadcom Corp., Class A (b)	2,432
199	Sanmina Corp. (b)	1,811
414	Solectron Corp. (b)	2,679
81	Thomas & Betts Corp.	2,206

		13,558

	Financial Services -- 9.4%
80	American Express Co.	4,111
30	Capital One Financial Corp.	2,051
170	E*Trade Group, Inc. (b)	1,896
36	Franklin Resources, Inc.	1,803
18	Golden West Financial Corp.	1,914
129	Janus Capital Group, Inc.	2,127
52	Marshall & Ilsley Corp.	2,033
163	Providian Financial Corp. (b)	2,391
51	SLM Corp.	2,063
38	T. Rowe Price Group, Inc.	1,915
192	The Charles Schwab Corp.	1,845
35	Zions Bancorporation	2,151

		26,300

	Food & Beverages -- 3.7%
75	Coca-Cola Enterprises, Inc.	2,174
30	R.J. Reynolds Tobacco Holdings, Inc.	2,028
119	The Coca-Cola Co.	6,007

		10,209

	Hotels -- 0.8%
113	Hilton Hotels Corp.	2,109

	Life Insurance -- 0.7%
57	Principal Financial Group	1,982

	Machinery -- 0.8%
60	Rockwell International Corp.	2,251

	Metals & Mining -- 1.6%
64	Freeport-McMoran Copper & Gold, Inc., Class B	2,122
29	Phelps Dodge Corp.	2,247

		4,369

	Miscellaneous Business Services -- 3.0%
57	Autodesk, Inc.	2,440
52	Ryder System, Inc.	2,084
41	Symantec Corp. (b)	1,795
45	Waters Corp. (b)	2,150

		8,469

	Real Estate Investment Trusts -- 1.5%
66	Prologis Trust	2,173
40	Simon Property Group, Inc.	2,057

		4,230

	Retail -- 4.2%
168	Circuit City Stores, Inc.	2,176
88	Gap, Inc.	2,134
COMMON STOCKS -- (continued)
	Retail -- (continued)
126	Home Depot, Inc.	$ 4,435
58	Lowe's Cos., Inc.	3,048

		11,793

	Semi-Conductors/Instruments -- 5.5%
46	Analog Devices, Inc.	2,166
268	LSI Logic Corp. (b)	2,042
98	National Semiconductor Corp. (b)	2,155
94	NVIDIA Corp. (b)	1,927
158	PMC-Sierra, Inc. (b)	2,267
73	QLogic Corp. (b)	1,941
121	Texas Instruments, Inc.	2,926

		15,424

	Technology -- 8.9%
854	ADC Telecommunications, Inc. (b)	2,425
99	Altera Corp. (b)	2,200
267	Compuware Corp. (b)	1,762
216	Intel Corp.	5,962
46	Intuit, Inc. (b)	1,775
21	Lexmark International Group, Inc. (b)	2,027
56	Linear Technology Corporation	2,210
43	Maxim Integrated Products, Inc.	2,254
46	Mercury Interactive Corporation (b)	2,292
58	Xilinx, Inc.	1,932

		24,839

	Telephone & Telecommunications -- 4.8%
520	Ciena Corp. (b)	1,934
647	JDS Uniphase Corp. (b)	2,452
606	Lucent Technologies, Inc. (b)	2,291
159	Motorola, Inc.	2,902
51	Qualcomm, Inc.	3,722

		13,301

	Textiles -- 0.7%
43	V.F. Corp.	2,094

	Transport - Marine -- 0.9%
56	Carnival Corp.	2,632

	Total Common Stocks (Cost $244,173)	255,596

CASH EQUIVALENT -- 8.7%
24,281	Huntington Money Market Fund, Interfund Class *	24,281

	Total Cash Equivalent (Cost $24,281)	24,281
	Total Investments (Cost $268,454) (a) -- 100.1%	279,877
	Liabilities in Excess of Other Asset -- (0.1)%	(197)

	Net Assets -- 100.0%	$ 279,680

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation		$14,391
Unrealized depreciation		(2,968)

Net unrealized appreciation (depreciation)		$11,423

Aggregate cost for federal income tax purposes is substantially the same.

Huntington VA Mid Corp America Fund

Portfolio of Investments

June 30, 2004 (Unaudited)

Shares		Value
COMMON STOCKS -- 84.9%
	Aerospace & Defense -- 0.3%
675	Alliant Techsystems, Inc. (b)	$ 42,755

	Amusement & Recreation Services -- 0.2%
900	Boyd Gaming Corp.	23,913

	Apparel & Textiles -- 1.4%
300	G & K Services, Inc., Class A	12,057
828	Jones Apparel Group, Inc.	32,689
1,844	Liz Claiborne, Inc.	66,348
1,100	Reebok International Ltd.	39,578
1,400	UniFirst Corp.	40,726

		191,398

	Auto/Truck Parts & Equipment -- 1.2%
400	Cummins Engine, Inc.	25,000
1,896	Johnson Controls, Inc.	101,208
300	Oshkosh Truck Corp.	17,193
895	Superior Industries International, Inc.	29,938

		173,339

	Banks -- 6.0%
1,400	Amcore Financial, Inc.	42,224
1,700	BancorpSouth, Inc.	38,301
2,700	Banknorth Group, Inc.	87,696
1,666	BOK Financial Corp. (b)	65,424
1,600	Chittenden Corp.	56,240
2,421	Compass Bancshares, Inc.	104,103
2,832	First Horizon National Corp.	128,770
855	Fulton Financial Corp.	17,228
1,400	M & T Bank Corp.	122,220
2,400	National Commerce Financial Corp.	78,000
533	New York Community Bancorp, Inc.	10,463
1,482	TCF Financial Corp.	86,030

		836,699

	Beer, Wine, & Distilled Beverages -- 0.7%
1,360	Adolph Coors Co., Class B	98,382

	Biotechnology -- 1.5%
1,186	Cephalon, Inc. (b)	64,044
2,078	Invitrogen Corp. (b)	149,595

		213,639

	Building & Construction -- 2.9%
800	Beazer Homes USA, Inc.	80,248
1,400	Centex Corp.	64,050
1,400	D. R. Horton, Inc.	39,760
31	Eagle Materials, Inc.	2,202
300	Hovnanian Enterprises , Class A (b)	10,413
2,238	Insituform Technologies, Inc., Class A (b)	36,412
700	Lafarge North America Corp.	30,310
2,622	Pulte Homes, Inc.	136,423

		399,818

	Business Services -- 0.4%
1,940	Viad Corp.	52,399

	Chemicals -- 1.4%
1,500	Albemarle Corp.	$ 47,475
1,558	Cytec Industries, Inc.	70,811
1,360	Lubrizol Corp.	49,803
500	Minerals Technologies, Inc.	29,000

		197,089

	Circuits -- 0.1%
900	Integrated Device Technology, Inc. (b)	12,456

	Communications Equipment -- 2.8%
1,900	Advanced Fibre Communications, Inc. (b)	38,380
900	Harris Corp.	45,675
3,259	L-3 Communications Corp.	217,701
2,628	Scientific-Atlanta, Inc.	90,666

		392,422

	Computer Services -- 2.1%
3,075	Activision, Inc. (b)	48,893
1,059	Affiliated Computer Services, Inc. (b)	56,063
2,100	Intergraph Corp. (b)	54,306
3,200	JDA Software Group, Inc. (b)	42,144
300	Pinnacle Systems, Inc. (b)	2,145
898	SafeNet, Inc. (b)	24,857
2,341	Sungard Data Systems, Inc. (b)	60,866

		289,274

	Computers -- 1.1%
2,500	Advanced Digital Information Corp. (b)	24,250
974	NCR Corp. (b)	48,301
1,440	Progress Software Corp. (b)	31,205
1,900	Storage Technology Corp. (b)	55,099

		158,855

	Computers, Peripherals & Software -- 0.9%
600	Cognos, Inc. (b)	21,696
2,800	NetIQ Corp. (b)	36,960
1,600	Novell, Inc. (b)	13,424
2,600	Sybase, Inc. (b)	46,800

		118,880

	Consulting Services -- 0.4%
3,210	Forrester Research, Inc. (b)	59,867

	Consumer Products -- 0.3%
400	Harman International Industries, Inc.	36,400

	Containers - Paper/Plastic -- 0.2%
1,300	Pactiv Corp. (b)	32,422

	Diversified Operations -- 2.0%
300	Ball Corp.	21,615
3,200	Griffon Corp. (b)	71,296
300	ITT Industries, Inc.	24,900
1,821	Teleflex, Inc.	91,323
1,100	Textron, Inc.	65,285

		274,419

	Drugs & Health Care -- 1.3%
1,785	Barr Laboratories, Inc. (b)	60,155
5,852	Mylan Laboratories, Inc.	118,503

		178,658

COMMON STOCKS -- (continued)
	Electric Services -- 0.3%
1,100	Constellation Energy Group	$ 41,690

	Electrical Components -- 1.0%
1,200	Elbit Systems Ltd.	24,000
1,400	Intersil Corp., Class A	30,324
1,600	Rayovac Corp. (b)	44,960
2,381	Vishay Intertechnology, Inc. (b)	44,239

		143,523

	Electrical Equipment -- 0.8%
1,956	Cooper Industries Ltd., Class A	116,206

	Electrical Services -- 1.4%
2,288	Allete, Inc.	76,190
1,200	DP&L, Inc.	23,304
2,791	Energy East Corp.	67,682
1,829	Teco Energy, Inc.	21,930

		189,106

	Electronic Components -- 0.6%
150	Benchmark Electronics, Inc. (b)	4,365
600	Molex, Inc.	19,248
2,000	Thomas & Betts Corp.	54,460

		78,073

	Electronic Instruments -- 0.1%
800	PerkinElmer, Inc.	16,032

	Environmental Services -- 0.5%
1,300	Stericycle, Inc. (b)	67,262

	Financial Services -- 5.4%
2,350	Allied Capital Corp.	57,387
2,100	Ambac Financial Group, Inc.	154,224
1,884	AmeriCredit Corp. (b)	36,795
1,037	Bear Stearns Companies, Inc.	87,429
2,259	City National Corp.	148,416
1,900	First American Financial Corp.	49,191
1,400	Firstmerit Corp.	36,918
1,178	Legg Mason, Inc.	107,210
1,800	Wilmington Trust Corp.	66,996

		744,566

	Food & Beverages -- 2.0%
1,300	Constellation Brands, Inc. (b)	48,269
1,500	McCormick & Co., Inc.	51,000
1,511	Ralcorp Holding, Inc. (b)	53,186
1,500	Smithfield Foods, Inc. (b)	44,100
1,334	SUPERVALU, Inc.	40,834
1,770	Tyson Foods, Inc., Class A	37,082

		274,471

	Gas & Natural Gas -- 3.4%
1,400	AGL Resources, Inc.	40,670
1,500	Atmos Energy Corp.	38,385
700	Keyspan Corp.	25,690
2,921	MDU Resources Group, Inc.	70,192
2,200	National Fuel Gas Co.	55,000
1,200	New Jersey Resources Corp.	49,896
1,200	Peoples Energy Corp.	50,580
3,664	Questar Corp.	141,577

		471,990

	Healthcare Equipment & Supplies -- 0.7%
1,070	Hillenbrand Industries, Inc.	$ 64,682
1,700	Viasys Healthcare, Inc. (b)	35,547

		100,229

	Hotels -- 0.3%
400	Hilton Hotels Corp.	7,464
900	Starwood Hotels & Resorts Worldwide, Inc	40,365

		47,829

	Household Products -- 1.4%
1,820	Church & Dwight Co., Inc.	83,320
900	Ferro Corp.	24,012
1,500	RPM International, Inc.	22,800
1,030	Whirlpool Corp.	70,658

		200,790

	Insurance -- 4.2%
1,400	Allmerica Financial Corp. (b)	47,320
1,917	Fidelity National Financial, Inc.	71,581
1,830	Nationwide Financial Services, Inc.	68,826
3,949	Old Republic International Corp.	93,670
2,143	PMI Group, Inc.	93,263
2,423	Protective Life Corp.	93,697
2,127	Torchmark Corp.	114,434

		582,791

	Lasers - Systems/Components -- 0.2%
940	Coherent, Inc. (b)	28,059

	Leisure -- 1.6%
1,500	Brunswick Corp.	61,200
2,485	Callaway Golf Co.	28,180
2,982	Royal Caribbean Cruises Ltd.	129,449

		218,829

	Machinery -- 2.0%
900	AptarGroup, Inc.	39,321
2,219	Kennametal, Inc.	101,630
1,336	Parker Hannifin Corp.	79,439
300	Rockwell International Corp.	11,253
984	Tecumseh Products Co., Class A	40,531

		272,174

	Measuring Devices -- 1.6%
488	FLIR Systems, Inc. (b)	26,791
1,907	Tektronix, Inc.	64,876
2,789	Thermo Electron Corp. (b)	85,734
1,650	Trimble Navigation Ltd. (b)	45,854

		223,255

	Medical & Medical Services -- 6.1%
2,700	Apogent Technologies, Inc. (b)	86,400
3,000	Coventry Health Care, Inc. (b)	146,699
400	Dentsply International, Inc.	20,840
1,200	Health Management Associates, Inc.	26,904
2,333	Lincare Holdings, Inc. (b)	76,662
1,720	Owens & Minor, Inc.	44,548
1,800	Oxford Health Plans, Inc.	99,072
1,800	Pediatrix Medical Group, Inc. (b)	125,730
2,550	Renal Care Group, Inc. (b)	84,482
COMMON STOCKS -- (continued)
	Medical & Medical Services -- (continued)
2,300	Respironics, Inc. (b)	$ 135,125

		846,462

	Metal Processors & Fabrication -- 0.7%
1,900	Precision Castparts Corp.	103,911

	Miscellaneous Business Services -- 2.7%
2,200	Cadence Design Systems, Inc. (b)	32,186
774	Caremark Rx, Inc. (b)	25,496
400	Electronic Arts, Inc. (b)	21,820
2,152	NCO Group, Inc. (b)	57,437
1,200	Ryder System, Inc.	48,084
3,600	Symantec Corp. (b)	157,607
1,800	US Oncology, Inc. (b)	26,496

		369,126

	Office Supplies -- 0.1%
300	Avery Dennison Corp.	19,203

	Oil & Gas - Exploration & Production -- 1.3%
1,507	Devon Energy Corp.	99,462
1,300	Suncor Energy, Inc. ADR	33,293
800	Unocal Corp.	30,400
507	Weatherford International, Inc. (b)	22,805

		185,960

	Paper & Paper Products -- 0.2%
1,800	Rock-Tenn Co.	30,510

	Paperboard Containers & Boxes -- 0.3%
1,600	Bemis Co.	45,200

	Personal Products -- 0.5%
2,200	NBTY, Inc. (b)	64,658

	Petroleum & Petroleum Products -- 4.3%
2,756	Apache Corp.	120,024
5,058	Chesapeake Energy Corp.	74,454
900	Forest Oil Corp. (b)	24,588
1,000	Helmerich & Payne, Inc.	26,120
800	Murphy Oil Corp.	58,960
5,500	Patina Oil & Gas Corp.	164,285
1,669	Tidewater, Inc.	49,736
1,243	Unit Corp. (b)	39,092
2,100	Vintage Petroleum, Inc.	35,637

		592,896

	Pharmaceuticals -- 0.9%
700	Biovail Corp. (b)	13,286
2,200	Omnicare, Inc.	94,182
900	Watson Pharmaceutical, Inc. (b)	24,210

		131,678

	Pollution Control -- 0.5%
2,879	Pall Corp.	75,401

	Printing & Publishing -- 1.4%
2,000	Banta Corp.	88,820
4,068	Paxar Corp. (b)	79,407
1,000	R.R. Donnelley & Sons Co.	33,020

		201,247

	Real Estate Investment Trusts -- 0.9%
2,227	LNR Property Corp.	$ 120,815

	Restaurants -- 0.3%
1,678	Ruby Tuesday, Inc.	46,061

	Retail -- 4.3%
1,549	Abercrombie & Fitch Co., Class A	60,024
3,150	AnnTaylor Stores Corp. (b)	91,287
3,537	Applebee's International, Inc.	81,422
1,500	Furniture Brands International, Inc.	37,575
600	Nieman Marcus Group, Inc.	33,390
2,179	Nordstrom, Inc.	92,847
300	Pacific Sunwear of California, Inc. (b)	5,871
1,300	PETsMART, Inc.	42,185
2,200	Sonic Automotives, Inc.	48,730
900	Tiffany & Co.	33,165
2,600	Zales Corp. (b)	70,876

		597,372

	Schools -- 0.2%
500	Career Education Corp. (b)	22,780

	Semiconductor Equipment -- 1.7%
700	DuPont Photomasks, Inc. (b)	14,231
2,000	ESS Technology, Inc. (b)	21,420
1,978	Imation Corp.	84,282
1,992	International Rectifier Corp. (b)	82,509
717	Varian Semiconductor Equipment Associates, Inc. (b)	27,648

		230,090

	Telephone & Telecommunications -- 0.7%
807	CenturyTel, Inc.	24,242
3,000	Ciena Corp. (b)	11,160
400	Commonwealth Telephone Enterprises, Inc. (b)	17,908
1,000	US Cellular Corp. (b)	38,550

		91,860

	Tires & Tubes -- 0.2%
1,087	Cooper Tire & Rubber Co.	25,001

	Tools & Accessories -- 0.7%
1,700	Snap-On, Inc.	57,035
793	The Stanley Works	36,145

		93,180

	Wholesale Distribution -- 1.2%
2,000	AmerisourceBergen Corp.	119,560
1,200	BorgWarner, Inc.	52,524

		172,084

	Woven Carpets & Rugs -- 1.0%
1,900	Mohawk Industries, Inc. (b)	139,327

	Total Common Stocks (Cost $9,619,691)	11,804,781

MUTUAL FUNDS -- 6.1%
	Exchange Traded Funds -- 6.1%
3,600	iShares S&P Midcap 400	437,760
3,652	Midcap SPDR Trust Series I	406,285

	Total Mutual Funds (Cost $688,326)	844,045

Shares or Principal Amount		Value
CASH EQUIVALENT -- 9.0%
1,252,466	Huntington Money Market Fund, Interfund Class*	$ 1,252,466

	Total Cash Equivalent (Cost $1,252,466)	1,252,466

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 0.3%
$ 47,975	Pool of Various Securities for Huntington VA Funds--footnote 2 (Securities Lending).	47,975

	Total Securities Held as Collateral for Securities Lending (Cost $47,975)	47,975

	Total Investments (Cost $11,608,458) (a) -- 100.3%	13,949,267
	Liabilities in Excess of Other Assets -- (0.3)%	(47,322)

	Net Assets -- 100.0%	$ 13,901,945

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation		$2,460,262
Unrealized depreciation		(119,453)

Net unrealized appreciation (depreciation)		$2,340,809

Aggregate cost for federal income tax purposes is substantially the same.

Huntington VA New Economy Fund

Portfolio of Investments

June 30, 2004 (Unaudited)

Shares		Value
COMMON STOCKS -- 89.6%
	Aerospace & Defense -- 0.5%
650	Armor Holdings, Inc. (b)	$ 22,100

	Apparel & Textiles -- 1.5%
345	Bebe Stores, Inc. (b)	6,900
240	Coach, Inc. (b)	10,846
270	Fossil, Inc. (b)	7,358
1,030	K-Swiss, Inc., Class A	20,815
730	The Children's Place, Inc. (b)	17,170

		63,089

	Auto Dealers -- 0.1%
400	Asbury Automotive Group (b)	6,000

	Auto/Truck Parts & Equipment -- 1.9%
520	Autoliv, Inc.	21,944
180	Brilliance China Automotive Holdings Ltd., ADR	5,301
400	Cummins Engine, Inc.	24,999
155	Group 1 Automotive, Inc. (b)	5,148
124	Lear Corp.	7,315
86	Magna International, Inc.	7,325
183	PACCAR, Inc.	10,612

		82,644

	Banks -- 4.8%
674	Countrywide Credit Industries, Inc.	47,348
547	Dime Community Bancshares	9,562
250	First Republic Bancorp, Inc.	10,770
400	Flagstar Bancorp, Inc.	7,952
190	Independence Community Bank Corp.	6,916
325	Irwin Financial Corp.	8,580
247	MB Financial, Inc.	9,092
700	New Century Financial Corp.	32,774
370	New York Community Bancorp, Inc.	7,263
450	R & G Finanical Corp., Class B	14,877
460	Sovereign Bancorp	10,166
266	UCBH Holdings, Inc.	10,512
220	Washington Mutual, Inc.	8,501
225	Webster Financial Corp.	10,580
220	WFS Financial, Inc. (b)	10,892

		205,785

	Batteries/Battery Systems -- 0.3%
250	Energizer Holdings, Inc. (b)	11,250

	Biotechnology -- 0.8%

490	Invitrogen Corp. (b)	35,275

	Building & Construction -- 6.3%
580	Centex Corp.	26,535
1,050	D. R. Horton, Inc.	29,820
500	Dycom Industries, Inc. (b)	14,000
3	Eagle Materials, Inc.	213
12	Eagle Materials, Inc., Class B	831
120	KB Home	8,236
400	Lennar Corp.	17,888
152	M/I Schottenstein Homes, Inc.	6,171
	Building & Construction -- (continued)
440	Masco Corp.	$ 13,719
162	MDC Holdings, Inc.	10,305
14	NVR, Inc. (b)	6,779
200	Pulte Homes, Inc.	10,406
100	Ryland Group, Inc.	7,820
310	Simpson Manufacturing Co., Inc.	17,397
410	Standard-Pacific Corp.	20,213
375	Technical Olympic USA, Inc.	8,355
800	Terex Corp. (b)	27,304
690	USG Corp. (b)	12,130
880	Washington Group International, Inc. (b)	31,583

		269,705

	Chemicals -- 1.5%
200	Eastman Chemical Co.	9,246
300	Georgia Gulf Corp.	10,758
300	Monsanto Co.	11,550
375	OM Group, Inc. (b)	12,379
380	TETRA Technologies, Inc. (b)	10,203
300	The Dow Chemical Co.	12,210

		66,346

	Commercial Services & Supplies -- 1.4%
1,938	Cendant Corp.	47,442
300	StarTek, Inc.	10,740

		58,182

	Communications Equipment -- 0.5%
190	L-3 Communications Corp.	12,692
370	Nextel Communications, Inc., Class A (b)	9,864

		22,556

	Computer Services -- 3.2%
800	Activision, Inc. (b)	12,720
1,300	Earthlink, Inc. (b)	13,455
1,020	Filenet Corp. (b)	32,202
300	Infospace, Inc. (b)	11,412
420	Intergraph Corp. (b)	10,861
400	Jabil Circuit, Inc. (b)	10,072
800	Pinnacle Systems, Inc. (b)	5,720
207	Sungard Data Systems, Inc. (b)	5,382
400	Synopsys, Inc. (b)	11,372
300	Veritas Software Corp. (b)	8,310
476	Yahoo, Inc. (b)	17,293

		138,799

	Computers -- 3.8%
300	Ansys, Inc. (b)	14,100
825	Apple Computer, Inc. (b)	26,845
550	Cerner Corp. (b)	24,519
1,080	Cisco Systems, Inc. (b)	25,596
700	EMC Corp. (b)	7,980
700	Maxtor Corp. (b)	4,641
600	Mentor Graphics Corp. (b)	9,282
COMMON STOCKS -- (continued)
	Computers -- (continued)
250	NCR Corp. (b)	$ 12,398
400	Progress Software Corp. (b)	8,668
200	Sandisk Corp. (b)	4,338
1,190	Transaction Systems Architects, Inc., Class A (b)	25,621

		163,988

	Consumer Products -- 0.9%
610	Finish Line, Class A (b)	18,403
120	Harman International Industries, Inc.	10,920
310	Helen of Troy Ltd. (b)	11,430

		40,753

	Diversified Operations -- 1.8%
200	Ball Corp.	14,410
2,170	Casella Waste Systems, Inc., Class A (b)	28,535
370	Griffon Corp. (b)	8,244
800	The Brink's Co.	27,400

		78,589

	Electronic Components -- 1.7%
665	Benchmark Electronics, Inc. (b)	19,351
400	DSP Group, Inc. (b)	10,896
700	Flextronics International Ltd. (b)	11,165
810	Methode Electronics	10,506
2,100	Sanmina Corp. (b)	19,110
860	Viscount Systems, Inc. (b)	1,832

		72,860

	Environmental Services -- 0.1%
120	Stericycle, Inc. (b)	6,209

	Financial Services -- 1.4%
470	CompuCredit Corp. (b)	8,131
300	Doral Financial Corp.	10,350
440	First American Financial Corp.	11,392
242	First Data Corp.	10,774
95	Golden West Financial Corp.	10,103
190	H & R Block, Inc.	9,059

		59,809

	Food & Beverages -- 5.1%
1,200	Archer-Daniels-Midland Co.	20,136
480	Chiquita Brands International, Inc. (b)	10,042
700	Coca-Cola Enterprises, Inc.	20,293
318	Constellation Brands, Inc. (b)	11,807
380	Flowers Foods, Inc.	9,937
360	Fresh Del Monte Produce, Inc.	9,097
700	Hormel Foods Corp.	21,770
800	Pilgrim's Pride Corp.	23,151
320	Ralcorp Holding, Inc. (b)	11,264
390	Sanderson Farms, Inc.	20,912
700	Smithfield Foods, Inc. (b)	20,580
350	SUPERVALU, Inc.	10,714
1,000	Tyson Foods, Inc., Class A	20,950
258	YUM! Brands, Inc. (b)	9,603

		220,256

	Health Services -- 0.5%
1,220	Gentiva Health Services (b)	$ 19,837

	Healthcare Equipment & Supplies -- 0.4%
840	Viasys Healthcare, Inc. (b)	17,564

	Hotels -- 0.7%
800	Caesars Entertainment, Inc. (b)	12,000
200	MGM Grand, Inc. (b)	9,388
200	Starwood Hotels & Resorts Worldwide, Inc.	8,970

		30,358

	Household Furnishings -- 0.1%
39	American Woodmark Corp.	2,334

	Insurance -- 2.2%
270	AFLAC, Inc.	11,019
335	Fidelity National Financial, Inc.	12,509
465	Old Republic International Corp.	11,030
350	Progressive Corp.	29,854
450	UnitedHealth Group, Inc.	28,013

		92,425

	Internet Services -- 0.5%
900	DoubleClick, Inc. (b)	6,993
700	Verisign, Inc. (b)	13,930

		20,923

	Lasers - Systems/Components -- 0.3%
400	Coherent, Inc. (b)	11,940

	Leisure -- 0.5%
300	Brunswick Corp.	12,240
170	Royal Caribbean Cruises Ltd.	7,380

		19,620

	Machinery -- 0.6%
143	Albany International Corp., Class A	4,799
520	Sauer-Danfoss, Inc.	8,876
200	Smith International, Inc. (b)	11,152

		24,827

	Measuring Devices -- 0.9%
742	FLIR Systems, Inc. (b)	40,736

	Medical & Medical Services -- 13.0%
300	Aetna US Healthcare, Inc.	25,500
680	Apogent Technologies, Inc. (b)	21,760
510	Apria Healthcare Group, Inc. (b)	14,637
400	Bausch & Lomb, Inc.	26,028
372	Becton, Dickinson & Co.	19,270
314	Bio-Rad Laboratories, Inc., Class A (b)	18,482
350	Cooper Companies, Inc.	22,110
390	Coventry Health Care, Inc. (b)	19,071
1,125	DaVita, Inc. (b)	34,684
280	Dentsply International, Inc.	14,588
620	First Health Group Corp. (b)	9,678
290	Genesis Healthcare Corp. (b)	8,422
280	Henry Schein, Inc. (b)	17,679
1,056	Hologic, Inc. (b)	24,552
COMMON STOCKS -- (continued)
	Medical & Medical Services -- (continued)
280	Medtronic, Inc.	$ 13,642
580	Neighborcare, Inc. (b)	18,171
1,169	Ocular Sciences, Inc. (b)	44,421
1,500	Option Care, Inc.	22,890
420	Patterson Dental Co. (b)	32,126
524	Pediatrix Medical Group, Inc. (b)	36,601
275	Quest Diagnostics, Inc.	23,361
585	Renal Care Group, Inc. (b)	19,381
510	St. Jude Medical, Inc. (b)	38,581
462	Varian Medical Systems, Inc. (b)	36,660

		562,295

	Medical - HMO -- 3.8%
275	Anthem, Inc. (b)	24,629
1,500	Humana, Inc. (b)	25,350
980	PacifiCare Health Systems, Inc. (b)	37,887
1,140	Sierra Health Services, Inc. (b)	50,958
200	WellPoint Health Networks, Inc. (b)	22,402

		161,226

	Metals & Mining -- 2.3%
305	Barrick Gold Corp.	6,024
175	Freeport-McMoran Copper & Gold, Inc., Class B	5,801
150	Newmont Mining Corp.	5,814
175	Nucor Corp.	13,433
175	Phelps Dodge Corp.	13,564
650	Reliance Steel & Aluminum Co.	26,208
1,000	Timken Co.	26,490

		97,334

	Miscellaneous Business Services -- 5.9%
970	Accenture Ltd. (b)	26,656
500	Acxiom Corp.	12,415
1,310	Autodesk, Inc.	56,081
200	Black & Decker Corp.	12,426
587	Caremark Rx, Inc. (b)	19,336
200	Electronic Arts, Inc. (b)	10,910
152	GTECH Holdings Corp.	7,039
300	Inco Ltd. (b)	10,368
500	Jack Henry & Associates, Inc.	10,050
220	News Corp. Ltd. ADR	7,792
1,300	Polycom, Inc. (b)	29,133
600	RSA Security, Inc. (b)	12,282
400	Steel Dynamics, Inc. (b)	11,452
600	Symantec Corp. (b)	26,268

		252,208

	Office Equipment & Supplies -- 0.3%
200	Avid Technology, Inc. (b)	10,914
77	John H. Harland Co.	2,260

		13,174

	Oil Company - Exploration & Production -- 2.2%
249	Kerr-Mcgee Corp.	$ 13,362
585	Occidental Petroleum Corp.	28,320
290	Pogo Producing Co.	14,326
500	Transocean Sedco Forex, Inc. (b)	14,470
753	Xto Energy, Inc.	22,432

		92,910

	Paper & Allied Products -- 0.8%
300	Boise Cascade Corp.	11,292
300	Georgia Pacific Corp.	11,094
175	Temple-Inland, Inc.	12,119

		34,505

	Personal Products -- 0.6%
843	NBTY, Inc. (b)	24,776

	Petroleum & Petroleum Products -- 1.2%
175	ConocoPhillips	13,351
130	Murphy Oil Corp.	9,581
400	Patina Oil & Gas Corp.	11,948
200	Valero Energy Corp.	14,752

		49,632

	Pharmaceutical Preparations -- 0.9%
500	Medicis Pharmaceutical Corp., Class A	19,975
870	Parexel International Corp. (b)	17,226

		37,201

	Pharmaceuticals -- 0.5%
550	Omnicare, Inc.	23,546

	Process Control Instruments -- 0.3%
530	Flowserve Corp. (b)	13,218

	Professional Services -- 0.8%
116	Apollo Group, Inc., Class A (b)	10,242
200	Strayer Education, Inc.	22,314

		32,556

	Railroad Transportation -- 0.2%
540	CP Ships Ltd.	9,623

	Real Estate Investment Trusts -- 0.8%
540	Annaly Mortgage Management, Inc.	9,158
190	Chelsea Property Group	12,392
492	Ventas, Inc.	11,488

		33,038

	Retail -- 4.7%
580	7-ELEVEN, Inc. (b)	10,353
345	Aeropostale, Inc. (b)	9,284
254	Applebee's International, Inc.	5,836
307	AutoNation, Inc. (b)	5,250
570	Bombay Co., Inc. (b)	3,494
194	CBRL Group, Inc.	5,985
414	Chico's FAS, Inc. (b)	18,696
260	CVS Corp.	10,925
200	Dollar Tree Stores, Inc. (b)	5,486
960	Foot Locker, Inc.	23,365
COMMON STOCKS -- (continued)
	Retail -- (continued)
300	J.C. Penney Co., Inc.	$ 11,328
200	Kmart Holding Corp. (b)	14,360
99	Lowe's Cos., Inc.	5,202
300	Nordstrom, Inc.	12,783
155	O'Reilly Automotive, Inc. (b)	7,006
310	Pacific Sunwear of California, Inc. (b)	6,067
288	PETsMART, Inc.	9,346
315	RARE Hospitality International, Inc. (b)	7,844
198	Regis Corp.	8,829
270	TBC Corp. (b)	6,426
200	Urban Outfitters, Inc. (b)	12,182

		200,047

	Schools -- 1.0%
960	Career Education Corp. (b)	43,738

	Software -- 0.7%
1,200	Alliance Atlantis Communications, Inc., Class B (b)	22,082
390	Inter-Tel, Inc.	9,738

		31,820

	Technology -- 1.3%
500	Altera Corp. (b)	11,110
1,500	Compuware Corp. (b)	9,900
780	Intel Corp.	21,528
300	Micros Systems, Inc. (b)	14,391

		56,929

	Telecommunication Equipment -- 0.3%
600	Tekelec (b)	10,902

	Telephone & Telecommunications -- 1.2%
2,020	Aspect Communications (b)	28,684
970	AT&T Wireless Services, Inc. (b)	13,890
130	Telephone & Data Systems, Inc.	9,256

		51,830

	Transportation Services -- 1.0%
290	ABX Air, Inc. (b)	1,981
160	Fedex Corp.	13,071
278	J.B. Hunt Transport Services, Inc.	10,725
710	Sea Containers Ltd., Class A	12,446
119	Yellow Roadway Corp. (b)	4,743

		42,966

	Wholesale Distribution -- 1.5%
344	CDW Corp.	21,933
280	Fastenal Co.	15,912
590	SCP Pool Corp.	26,551

		64,396

	Total Common Stocks (Cost $3,230,510)	3,844,629

PREFERRED STOCKS -- 0.0%
	Miscellaneous Business Services -- 0.0%
44	News Corp. Ltd. ADR	$ 1,447

	Total Preferred Stock (Cost $1,274)	1,447

CASH EQUIVALENT -- 10.2%
437,779	Huntington Money Market Fund, Interfund Class*	437,779

	Total Cash Equivalent (Cost $437,779)	437,779

	Total Investments (Cost $3,669,563) (a) -- 99.8%	4,283,855
	Other Assets in Excess of Liabilities -- 0.2%	8,611

	Net Assets -- 100.0%	$ 4,292,466

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation		$678,567
Unrealized depreciation		(64,275)

Net unrealized appreciation (depreciation)		$614,292

Aggregate cost for federal income tax purposes is substantially the same.

Huntington VA Rotating Markets Fund

Portfolio of Investments

June 30, 2004 (Unaudited)

Shares		Value
MUTUAL FUNDS -- 97.2%
3,775	DIAMONDS Trust Series I	$ 394,676
8,258	iShares EAFE Index Fund	1,181,224
5,477	iShares MSCI EMU Index Fund	339,903
12,618	iShares MSCI Japan Index Fund	134,003
9,460	iShares MSCI United Kingdom Index Fund	152,779
17,639	iShares Russell 1000 Index Fund	1,078,096
5,291	iShares S&P Global 100 Index Fund	306,878
2,611	iShares S&P Small Cap 600 Index Fund	383,817
6,003	iShares U.S. Healthcare Sector Index Fund	352,196
3,419	Midcap SPDR Trust Series I	380,364
4,053	NASDAQ 100 Index Fund	153,001
3,246	SPDR Trust Series 1	371,764

	Total Mutual Funds (Cost $4,804,004)	5,228,701

CASH EQUIVALENT -- 2.7%
144,640	Huntington Money Market Fund, Interfund Class *	144,640

	Total Cash Equivalent (Cost $144,640)	144,640

	Total Investments (Cost $4,948,644) (a) -- 99.9%	5,373,341
	Other Assets in Excess of Liabilities -- 0.1%	3,975

	Net Assets -- 100.0%	$ 5,377,316

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation		$432,144
Unrealized depreciation		(7,447)

Net unrealized appreciation (depreciation)		$424,697

Aggregate cost for federal income tax purposes is substantially the same.

Huntington VA Situs Small Cap Fund

Portfolio of Investments

June 30, 2004 (Unaudited)

Shares		Value
COMMON STOCKS -- 94.0%
	Aerospace & Defense -- 4.5%
300	Armor Holdings, Inc. (b)	$ 10,200

	Banking -- 9.3%
400	Anchor Bancorp Wisconsin, Inc.	10,576
600	Colonial Bancgroup, Inc.	10,902

		21,478

	Building & Construction -- 5.5%
300	Florida Rock Industries	12,651

	Business Services -- 9.4%
550	Jacobs Engineering Group, Inc. (b)	21,659

	Computer Services -- 3.9%
200	Cerner Corp. (b)	8,916

	Consumer Products - Misc. -- 2.8%
100	The Scotts Co. (b)	6,388

	Electric Services -- 8.3%
500	Audiovox Corp. (b)	8,440
400	Hawaiian Electric Industries, Inc.	10,440

		18,880

	Fire, Marine & Casualty Insurance -- 4.4%
250	Arch Capital Group (b)	9,970

	Household Furnishings -- 4.8%
400	Fossil, Inc. (b)	10,900

	Leisure -- 4.5%
250	Brunswick Corp.	10,200

	Machinery -- 4.7%
200	Cuno, Inc. (b)	10,670

	Medical & Medical Services -- 3.9%
150	Bio-Rad Laboratories, Inc., Class A (b)	8,829

	Petroleum & Petroleum Products -- 4.6%
350	Patina Oil & Gas Corp.	10,455

	Pharmaceuticals -- 1.5%
100	Par Pharmaceutical, Inc. (b)	3,521

	Retail -- 13.3%
250	Reebok International Ltd.	8,995
200	Urban Outfitters, Inc. (b)	12,181
350	West Marine, Inc. (b)	9,398

		30,574

	Surgical Appliances & Supplies -- 4.5%
300	Mentor Corp.	10,287

	Technology -- 4.1%
200	Black Box Corp.	9,452

	Total Common Stocks (Cost $203,776)	215,030

CASH EQUIVALENTS -- 6.1%
14,014	Huntington Money Market Fund, Interfund Class *	$ 14,014

	Total Cash Equivalents (Cost $14,014)	14,014

	Total Investments (Cost $217,790) (a) -- 100.1%	229,044
	Liabilities in Excess of Other Assets -- (0.1)%	(290)

	Net Assets -- 100.0%	$ 228,754

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation		$13,117
Unrealized depreciation		(1,863)

Net unrealized appreciation (depreciation)		$11,254

Aggregate cost for federal income tax purposes is substantially the same.

Huntington VA Mortgage Securities Fund

Portfolio of Investments

June 30, 2004 (Unaudited)

Shares or Principal Amount		Value
U.S. GOVERNMENT MORTGAGE BACKED AGENCIES -- 70.8%
	Federal Home Loan Mortgage Corporation -- 22.1%
$ 50,000	Pool # C90837, 5.500%, 2/1/23	$ 50,622

	Federal National Mortgage Association -- 21.2%
49,615	Pool # 255224, 4.000%, 5/1/11	48,501

	Government National Mortgage Association -- 27.5%
60,000	Pool # 3571, 6.500%, 6/20/34	62,636

	Total U.S. Government Mortgage Backed Agencies (Cost $162,132)	161,759

U.S. GOVERNMENT AGENCIES -- 6.5%
	Federal Home Loan Mortgage Corporation -- 6.5%
15,000	3.375%, 4/28/08	14,773

	Total U.S. Government Agencies (Cost $14,807)	14,773

COMMON STOCKS -- 10.8%
	Real Estate Investment Trusts -- 10.8%
100	Boston Properties, Inc.	5,008
100	Duke Realty Corp.	3,181
100	Essex Property Trust, Inc.	6,835
100	Kimco Realty Corp.	4,550
100	Simon Property Group, Inc.	5,142

	Total Common Stocks (Cost $22,828)	24,716

CASH EQUIVALENT -- 11.7%
26,774	Huntington Money Market Fund, Interfund Class*	26,774

	Total Cash Equivalent (Cost $26,774)	26,774

	Total Investments (Cost $226,541) (a) -- 99.8%	228,022
	Other Assets in Excess of Liabilities -- 0.2%	560

	Net Assets -- 100.0%	$ 228,582

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation		$2,216
Unrealized depreciation		(735)

Net unrealized appreciation (depreciation)		$1,481

Aggregate cost for federal income tax purposes is substantially the same.

Huntington VA Funds

Notes to Portfolio of Investments

(b) Non-income producing security.

*Affiliated

The categories of investments are shown as a percentage of net assets.

The following abbreviations are used in the Portfolio of Investments:

ADR	--	American Depositary Receipt
AMEX	--	American Stock Exchange
EAFE	--	Europe, Australasia and Far East
EMU	--	Euopean Monetary Union
MSCI	--	Morgan Stanley Capital International
S&P	--	Standard & Poor's
SPDR	--	Standard & Poor's Depositary Receipt

Huntington VA Funds

Statements of Assets and Liabilities

June 30, 2004 (Unaudited)
	Huntington VA Dividend Capture Fund	Huntington VA Growth Fund	Huntington VA Income Equity Fund	Huntington VA International Equity Fund	Huntington VA Macro 100 Fund
Assets:
Investments, at value	$ 23,665,109	$ 13,849,796	$ 26,446,430	$ 218,556	$ 255,596
Investments in affiliates of securities, at value	599,350	1,844,394	349,625	--	24,281

Total Investments	24,264,459	15,694,190	26,796,055	218,556	279,877
Cash	--	--	--	30,778	--
Income receivable	82,097	15,780	69,727	335	224
Receivable for investments sold	36,810	--	--	--	--
Receivable for shares sold	72,227	6,248	4,548	--	--
Receivable from adviser	--	--	--	440	442
Prepaid expenses and other assets	1,130	850	1,086	--	--

Total assets	24,456,723	15,717,068	26,871,416	250,109	280,543

Liabilities:
Options written, at value (proceeds $0; $0; $58,277; $0; and $0)	--	--	55,410	--	--
Cash Overdraft	37,894	42,227	--	--	--
Payable for investments purchased	56,116	50,644	--	--	--
Accrued expenses and other payables
Investment adviser fees	11,631	7,551	12,894	118	119
Administration fees	1,454	944	1,612	15	15
Sub-Administration fees	1,163	755	1,289	12	12
Custodian fees	504	327	559	194	5
Portfolio accounting fees	974	706	1,542	123	120
Other	8,274	5,636	12,115	202	592

Total liabilities	118,010	108,790	85,421	664	863

Net Assets	$ 24,338,713	$ 15,608,278	$ 26,785,995	$ 249,445	$ 279,680

Net Assets Consists of:
Paid in capital	$ 22,534,074	$ 14,289,258	$ 24,456,510	$ 252,470	$ 268,134
Net unrealized appreciation (depreciation) of investments and options	700,036	1,271,785	2,196,749	(1,466)	11,423
Accumulated net realized gain (loss) on investment and option transactions	624,705	29,398	(91,017)	(1,993)	--
Accumulated net investment income (loss)	479,898	17,837	223,753	434	123

Total Net Assets	$ 24,338,713	$ 15,608,278	$ 26,785,995	$ 249,445	$ 279,680

Shares Outstanding	2,087,880	1,784,927	2,532,784	25,413	26,637

Net Asset Value Per Share
(Net asset value, offering and redemption price per share)	$ 11.66	$ 8.74	$ 10.58	$ 9.82	$ 10.50

Investments, at cost	$ 23,564,423	$ 14,422,405	$ 24,602,173	$ 220,022	$ 268,454

Huntington VA Funds

Statements of Assets and Liabilities

June 30, 2004 (Unaudited)
	Huntington VA Mid Corp America Fund	Huntington VA New Economy Fund	Huntington VA Rotating Markets Fund	Huntington VA Situs Small Cap Fund	Huntington VA Mortgage Securities Fund
Assets:
Investments, at value*	$ 12,696,801	$ 3,846,076	$ 5,228,701	$ 215,030	$ 201,248
Investments in affiliates of securities, at value	1,252,466	437,779	144,640	14,014	26,774

Total Investments	13,949,267	4,283,855	5,373,341	229,044	228,022
Income receivable	11,697	1,533	9,081	107	960
Receivable for shares sold	1,934	10,941	--	--	--
Receivable from adviser	--	--	--	398	400
Prepaid expenses and other assets	751	436	511	--	--

Total assets	13,963,649	4,296,765	5,382,933	229,549	229,382

Liabilities:
Payable for return of collateral received for securities on loan	47,975	--	--	--	--
Accrued expenses and other payables
Investment adviser fees	6,579	2,010	2,576	107	108
Administration fees	822	251	322	13	13
Sub-Administration fees	658	201	258	11	11
Custodian fees	285	87	112	5	5
Portfolio accounting fees	638	337	373	106	107
Other	4,747	1,413	1,976	553	556

Total liabilities	61,704	4,299	5,617	795	800

Net Assets	$ 13,901,945	$ 4,292,466	$ 5,377,316	$ 228,754	$ 228,582

Net Assets Consists of:
Paid in capital	$ 11,503,626	$ 3,698,503	$ 4,864,384	$ 217,688	$ 226,740
Net unrealized appreciation (depreciation) of investments and options	2,340,809	614,292	424,697	11,254	1,481
Accumulated net realized gain (loss) on investment and option transactions	52,458	(11,195)	96,734	--	(703)
Accumulated net investment income (loss)	5,052	(9,134)	(8,499)	(188)	1,064

Total Net Assets	$ 13,901,945	$ 4,292,466	$ 5,377,316	$ 228,754	$ 228,582

Shares Outstanding	1,040,610	333,521	494,019	21,702	22,657

Net Asset Value Per Share
(Net asset value, offering and redemption price per share)	$ 13.36	$ 12.87	$ 10.88	$ 10.54	$ 10.09

Investments, at cost	$ 11,608,458	$ 3,669,563	$ 4,948,644	$ 217,790	$ 226,541

* Includes securities on loan of $46,797; $0; $0; $0 and $0.

Huntington VA Funds

Statements of Operations

Six Months Ended June 30, 2004 (Unaudited)
	Huntington VA Dividend Capture Fund	Huntington VA Growth Fund	Huntington VA Income Equity Fund	Huntington VA International Equity Fund(1)	Huntington VA Macro 100 Fund(1)
Investment Income:
Dividend income	$ 576,620	$ 81,873	$ 334,389	$ 792(2)	$ 458
Dividend income from affiliates	1,348	2,408	2,602	--	17
Interest income	--	--	--	--	--
Income from securities lending	58	--	29	--	--

Total investment income	578,026	84,281	337,020	792	475

Expenses:
Investment adviser fees	62,191	41,832	71,686	215	211
Administration fees	7,773	5,229	8,961	27	26
Sub-Administration fees	6,219	4,183	7,168	22	21
Custodian fees	2,695	1,813	3,107	9	9
Transfer and dividend disbursing agent fees and expenses	3,203	2,185	3,670	11	11
Directors' fees	1,471	984	1,676	6	6
Auditing fees	1,499	1,019	1,657	4	4
Legal fees	2,095	1,387	1,929	402	397
Portfolio accounting fees	5,082	3,650	5,557	230	226
Printing and postage	4,919	3,351	5,658	228	225
Insurance premiums	762	662	754	--	--
Other	256	149	1,444	1	1

Total expenses	98,165	66,444	113,267	1,155	1,137

Reimbursments:
Reimbursements from adviser	--	--	--	(797)	(785)

Net expenses	98,165	66,444	113,267	358	352

Net investment income (loss)	479,861	17,837	223,753	434	123

Realized and Unrealized Gain (Loss) on Investments and Options:
Net realized gain (loss) on investment transactions	634,852	64,608	(6,215)	(1,993)	--
Net realized gain (loss) on option transactions	--	--	815	--	--

Net realized gain (loss) on investment and options transactions	634,852	64,608	(5,400)	(1,993)	--
Net change in unrealized appreciation/depreciation of investments and options	(643,936)	351,997	610,598	(1,466)	11,423

Net realized and unrealized gain (loss) on investments and options	(9,084)	416,605	605,198	(3,459)	11,423

Change in net assets resulting from operations	$ 470,777	$ 434,442	$ 828,951	$ (3,025)	$ 11,546

(1) Fund commenced operations on May 3, 2004.

(2) Net of foreign dividend taxes withheld of $5.

Huntington VA Funds

Statements of Operations

Six Months Ended June 30, 2004 (Unaudited)
	Huntington VA Mid Corp America Fund	Huntington VA New Economy Fund	Huntington VA Rotating Markets Fund	Huntington VA Situs Small Cap Fund(1)	Huntington VA Mortgage Securities Fund(1)
Investment Income:
Dividend income	$ 59,345	$ 7,745	$ 15,253	$ 123	$ 255
Dividend income from affiliates	2,749	1,026	529	20	18
Interest income	--	--	--	--	1,124
Income from securities lending	644	--	--	--	--

Total investment income	62,738	8,771	15,782	143	1,397

Expenses:
Investment adviser fees	36,235	10,803	14,841	199	199
Administration fees	4,530	1,350	1,855	25	25
Sub-Administration fees	3,623	1,080	1,484	20	20
Custodian fees	1,570	468	643	9	9
Transfer and dividend disbursing agent fees and expenses	1,880	558	772	10	10
Directors' fees	863	256	356	6	6
Auditing fees	875	261	359	4	4
Legal fees	1,215	367	497	372	374
Portfolio accounting fees	3,254	1,455	1,741	213	214
Printing and postage	2,894	855	1,178	210	212
Insurance premiums	617	480	493	--	--
Other	130	42	62	1	1

Total expenses	57,686	17,975	24,281	1,069	1,074

Reimbursments:
Reimbursements from adviser	--	(70)	--	(738)	(741)

Net expenses	57,686	17,905	24,281	331	333

Net investment income (loss)	5,052	(9,134)	(8,499)	(188)	1,064

Realized and Unrealized Gain (Loss) on Investments and Options:
Net realized gain (loss) on investment transactions	68,633	(11,195)	106,064	--	(703)
Net change in unrealized appreciation/depreciation of investments	675,508	240,815	(1,338)	11,254	1,481

Net realized and unrealized gain (loss) on investments	744,141	229,620	104,726	11,254	778

Change in net assets resulting from operations	$ 749,193	$ 220,486	$ 96,227	$ 11,066	$ 1,842

(1) Fund commenced operations on May 3, 2004.

Huntington VA Funds

Statements of Changes in Net Assets

	Huntington VA Dividend Capture Fund		Huntington VA Growth Fund		Huntington VA Income Equity Fund
	Six Months Ended June 30, 2004	Year Ended Dec. 31, 2003	Six Months Ended June 30, 2004	Year Ended Dec. 31, 2003	Six Months Ended June 30, 2004	Year Ended Dec. 31, 2003
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$ 479,861	$ 497,437	$ 17,837	$ 22,975	$ 223,753	$ 384,703
Net realized gain (loss) on investment and options transactions	634,852	339,242	64,608	(24,829)	(5,400)	564,227
Net change in unrealized appreciation/depreciation of investments and options	(643,936)	1,370,067	351,997	1,340,594	610,598	1,984,674

Change in net assets resulting from operations	470,777	2,206,746	434,442	1,338,740	828,951	2,933,604

Distributions to Shareholders:
From net investment income	(12,719)	(500,110)	(976)	(22,801)	--	(391,597)
From net realized gains	(314,133)	--	--	--	(213,789)	--

Change in net assets resulting from distributions to shareholders	(326,852)	(500,110)	(976)	(22,801)	(213,789)	(391,597)

Share Transactions:
Proceeds from sales of shares	6,799,983	12,140,624	3,397,191	7,152,851	4,918,990	10,860,286
Distributions reinvested	326,850	500,110	976	22,801	213,787	391,597
Cost of shares redeemed	(291,909)	(383,879)	(287,961)	(80,571)	(194,264)	(1,273,486)

Change in net assets resulting from share transactions	6,834,924	12,256,855	3,110,206	7,095,081	4,938,513	9,978,397

Change in net assets	6,978,849	13,963,491	3,543,672	8,411,020	5,553,675	12,520,404
Net Assets:
Beginning of period	17,359,864	3,396,373	12,064,606	3,653,586	21,232,320	8,711,916

End of period	$ 24,338,713	$ 17,359,864	$ 15,608,278	$ 12,064,606	$ 26,785,995	$ 21,232,320

Accumulated net investment income (loss) included in net assets at end of period	$ 479,898	$ 12,756	$ 17,837	$ 976	$ 223,753	$ --

Huntington VA Funds

Statements of Changes in Net Assets

	Huntington VA International Equity Fund	Huntington VA Macro 100 Fund	Huntington VA Mid Corp America Fund		Huntington VA New Economy Fund
	Period Ended June 30, 2004(1)	Period Ended June 30, 2004(1)	Six Months Ended June 30, 2004	Year Ended Dec. 31, 2003	Six Months Ended June 30, 2004	Year Ended Dec. 31, 2003
	(Unaudited)	(Unaudited)	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$ 434	$ 123	$ 5,052	$ 12,691	$ (9,134)	$ (4,816)
Net realized gain (loss) on investment transactions	(1,993)	--	68,633	(16,175)	(11,195)	104,361
Net change in unrealized appreciation/depreciation of investments	(1,466)	11,423	675,508	1,896,745	240,815	391,819

Change in net assets resulting from operations	(3,025)	11,546	749,193	1,893,261	220,486	491,364

Distributions to Shareholders:
From net investment income	--	--	(2,275)	(10,416)	--	--
From net realized gains	--	--	--	(6,509)	(85,068)	--

Change in net assets resulting from distributions to shareholders	--	--	(2,275)	(16,925)	(85,068)	--

Share Transactions:
Proceeds from sales of shares	253,076	268,736	3,166,798	5,469,316	1,400,761	1,836,144
Distributions reinvested	--	--	--	16,925	85,068	--
Cost of shares redeemed	(606)	(602)	(363,821)	(116,430)	(327,121)	(84,636)

Change in net assets resulting from share transactions	252,470	268,134	2,802,977	5,369,811	1,158,708	1,751,508

Change in net assets	249,445	279,680	3,549,895	7,246,147	1,294,126	2,242,872
Net Assets:
Beginning of period	--	--	10,352,050	3,105,903	2,998,340	755,468

End of period	$ 249,445	$ 279,680	$ 13,901,945	$ 10,352,050	$ 4,292,466	$ 2,998,340

Accumulated net investment income (loss) included in net assets at end of period	$ 434	$ 123	$ 5,052	$ 2,275	$ (9,134)	$ --

(1) Fund commenced operations on May 3, 2004.

Huntington VA Funds

Statements of Changes in Net Assets

	Huntington VA Rotating Markets Fund		Huntington VA Situs Small Cap Fund	Huntington VA Mortgage Securities Fund
	Six Months Ended June 30, 2004	Year Ended Dec. 31, 2003	Period Ended June 30, 2004(1)	Period Ended June 30, 2004(1)
	(Unaudited)		(Unaudited)	(Unaudited)
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$ (8,499)	$ 24,401	$ (188)	$ 1,064
Net realized gain (loss) on investment transactions	106,064	159,898	--	(703)
Net change in unrealized appreciation/depreciation of investments	(1,338)	462,449	11,254	1,481

Change in net assets resulting from operations	96,227	646,748	11,066	1,842

Distributions to Shareholders:
From net investment income	(24,401)	--	--	--
From net realized gains	(151,161)	--	--	--

Change in net assets resulting from distributions to shareholders	(175,562)	--	--	--

Share Transactions:
Proceeds from sales of shares	1,403,172	2,695,044	218,288	227,340
Distributions reinvested	175,562	--	--	--
Cost of shares redeemed	(340,780)	(52,766)	(600)	(600)

Change in net assets resulting from share transactions	1,237,954	2,642,278	217,688	226,740

Change in net assets	1,158,619	3,289,026	228,754	228,582
Net Assets:
Beginning of period	4,218,697	929,671	--	--

End of period	$ 5,377,316	$ 4,218,697	$ 228,754	$ 228,582

Accumulated net investment income (loss) included in net assets at end of period	$ (8,499)	$ 24,401	$ (188)	$ 1,064

(1) Fund commenced operations on May 3, 2004.

Huntington VA Funds

Financial Highlights

Equity Funds (For a share outstanding throughout each period)
Year ended December 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Return of Capital Distributions
Huntington VA Dividend Capture Fund
2001(2)	$10.00	0.14	0.10	0.24	(0.09)	--	--
2002	$10.15	0.33	(0.33)	--	(0.34)	--	--
2003	$9.81	0.33	1.76	2.09	(0.36)	--	--
2004(8)	$11.54	0.23	0.06	0.29	(0.01)	(0.16)	--
Huntington VA Growth Fund
2001(3)	$10.00	(0.04)	(0.74)	(0.78)	--	--	--
2002	$9.22	--	(1.90)	(1.90)	--	--	--
2003	$7.32	0.02	1.15	1.17	(0.02)	--	--
2004(8)	$8.47	0.01	0.26	0.27	--	--	--
Huntington VA Income Equity Fund
1999(4)	$10.00	0.06	(0.13)	(0.07)	(0.05)	--	(0.04)
2000	$9.84	0.33	0.23	0.56	(0.33)	--	--
2001	$10.07	0.18	0.06	0.24	(0.20)	--	(0.01)
2002	$10.10	0.23	(1.22)	(0.99)	(0.23)	--	--
2003	$8.88	0.20	1.43	1.63	(0.20)	--	--
2004(8)	$10.31	0.09	0.27	0.36	--	(0.09)	--
Huntington VA International Equity Fund
2004(9)	$10.00	0.02	(0.20)	(0.18)	--	--	--
Huntington VA Macro 100 Fund
2004(9)	$10.00	--	0.50	0.50	--	--	--
Huntington VA Mid Corp America Fund
2001(2)	$10.00	(0.02)	1.17	1.15	--	--	--
2002	$11.15	--	(1.45)	(1.45)	--	--	--
2003	$9.70	0.01	2.86	2.87	(0.01)	(0.01)	--
2004(8)	$12.55	--	0.81	0.81	--	--	--
Huntington VA New Economy Fund
2001(2)	$10.00	(0.03)	0.93	0.90	--	--	--
2002	$10.90	(0.02)	(1.47)	(1.49)	--	--	--
2003	$9.41	(0.02)	2.99	2.97	--	--	--
2004(8)	$12.38	(0.03)	0.80	0.77	--	(0.28)	--
Huntington VA Rotating Markets Fund
2001(2)	$10.00	--	0.45	0.45	--	--	--
2002	$10.45	(0.01)	(1.57)	(1.58)	--	--	--
2003	$8.87	0.06	2.10	2.16	--	--	--
2004(8)	$11.03	(0.03)	0.26	0.23	(0.05)	(0.33)	--
Huntington VA Situs Small Cap Fund
2004(9)	$10.00	(0.01)	0.55	0.54	--	--	--

(1) This expense decrease is reflected in both the expense and net investment income ratios.

(2) Reflects operations for the period from October 15, 2001 (commencement of operations) to December 31, 2001.

(3) Reflects operations for the period from May 1, 2001 (commencement of operations) to December 31, 2001.

(4) Reflects operations for the period from October 21, 1999 (commencement of operations) to December 31, 1999.

(5) Not annualized.

(6) Computed on an annualized basis.

(7) Does not include the effect of expenses of underlying funds.

(8) Six months ended June 30, 2004 (unaudited).

(9) Reflects operations for the period from May 3, 2004 (commencement of operations) to June 30, 2004 (unaudited).

Huntington VA Funds

Financial Highlights (continued)

Equity Funds (For a share outstanding throughout each period)
Total Distributions	Net Asset Value, End of Period	Total Return		Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement(1)		Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

(0.09)	$10.15	2.44	%(5)	2.00	%(6)	5.25	%(6)	15.47	%(6)	$220	12%
(0.34)	$9.81	(0.05)%		1.12%		5.89%		1.11%		$3,396	70%
(0.36)	$11.54	21.36%		1.00%		5.22%		0.01%		$17,360	87%
(0.17)	$11.66	2.50	%(5)	0.95	%(6)	4.63	%(6)	--		$24,339	38%

--	$9.22	(7.80	)%(5)	2.00	%(6)	1.11	%(6)	14.85	% (6)	$434	--
--	$7.32	(20.56)%		1.02%		0.14%		0.56%		$3,654	2%
(0.02)	$8.47	15.95%		1.00%		0.32%		--		$12,065	4%
--	$8.74	3.19	%(5)	0.95	%(6)	0.26	%(6)	--		$15,608	10%

(0.09)	$9.84	(0.72	)%(5)	0.77	%(6)	4.30	%(6)	10.08	%(6)	$2,221	--
(0.33)	$10.07	5.85%		0.77%		3.66%		1.47%		$3,516	6%
(0.21)	$10.10	2.34%		1.91%		1.76%		0.15%		$4,453	38%
(0.23)	$8.88	(9.96)%		1.11%		2.81%		0.43%		$8,712	4%
(0.20)	$10.31	18.43%		1.00%		2.63%		--		$21,232	97%
(0.09)	$10.58	3.48	%(5)	0.95	%(6)	1.87	%(6)	--		$26,786	15%

--	$9.82	(1.80	)%(5)	1.00	%(6)	1.21	%(6)	2.23	%(6)	$249	19%

--	$10.50	5.00	%(5)	1.00	%(6)	0.35	%(6)	2.23	%(6)	$280	--

--	$11.15	11.50	%(5)	2.00	%(6)	(0.85	)%(6)	15.87	%(6)	$289	3%
--	$9.70	(13.00)%		1.15%		(0.10)%		0.95%		$3,106	3%
(0.02)	$12.55	29.63%		1.00%		0.20%		--		$10,352	25%
--	$13.36	6.47	%(5)	0.95	%(6)	0.08	%(6)	--		$13,902	3%

--	$10.90	9.00	%(5)	2.00	%(6)	(1.20	)%(6)	15.91	%(6)	$228	--
--	$9.41	(13.67)%		1.21%		(0.44)%		2.17%		$755	20%
--	$12.38	31.56%		1.00%		(0.28)%		0.05%		$2,998	80%
(0.28)	$12.87	6.28	%(5)	0.99	%(6)	(0.51	)%(6)	0.01	%(6)	$4,292	10%

--	$10.45	4.50	%(5)	2.00	%(6)(7)	(0.21	)%(6)	16.20	%(6)	$210	--
--	$8.87	(15.12)%		1.21	%(7)	(0.20)%		2.12%		$930	113%
--	$11.03	24.35%		1.00	%(7)	1.02%		0.06%		$4,219	151%
(0.38)	$10.88	2.15	%(5)	0.98	%(6)(7)	(0.34	)%(6)	--		$5,377	46%

--	$10.54	5.40	%(5)	1.00	%(6)	(0.57	)%(6)	2.23	%(6)	$229	--

Huntington VA Funds

Financial Highlights

Income Fund (For a share outstanding throughout each period)
Year ended December 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Asset Value, End of Period	Total Return
Huntington VA Mortgage Securities Fund
2004(2)	$10.00	0.05	0.04	0.09	$10.09	0.90%(3)

(1) This expense decrease is reflected in both the expense and net investment income ratios.

(2) Reflects operations for the period from May 3, 2004 (commencement of operations) to June 30, 2004 (unaudited).

(3) Not annualized.

(4) Computed on an annualized basis.

Huntington VA Funds

Financial Highlights (continued)

Income Fund (For a share outstanding throughout each period)
Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(1)		Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

1.00%(4)	3.20%(4)	2.23	%(4)	$229	60%

Huntington VA Funds

Notes to Financial Statements

June 30, 2004 (Unaudited)

(1) Organization

Huntington VA Funds (the "Trust"), established under the laws of the Commonwealth of Massachusetts on June 30, 1999, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust operates ten separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (each individually referred to as a "Fund," or collectively as the "Funds"):

Huntington VA Dividend Capture Fund (VA Dividend Capture Fund)
Huntington VA Growth Fund (VA Growth Fund)
Huntington VA Income Equity Fund (VA Income Equity Fund)
Huntington VA International Equity Fund (VA International Equity Fund)
Huntington VA Macro 100 Fund (VA Macro 100 Fund)
Huntington VA Mid Corp America Fund (VA Mid Corp America Fund)
Huntington VA New Economy Fund (VA New Economy Fund)
Huntington VA Rotating Markets Fund (VA Rotating Markets Fund)
Huntington VA Situs Small Cap Fund (VA Situs Small Cap Fund)
Huntington VA Mortgage Securities Fund (VA Mortgage Securities Fund)

The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Funds are not offered directly to the public, but pursuant to an exemptive order granted by the Securities and Exchange Commission and procedures adopted by the Trust's Board of Trustees (the "Trustees") they are sold only to separate accounts of Hartford Life Insurance Company, Nationwide Life and Annuity Insurance Company, Nationwide Life Insurance Company, and Transamerica Life Insurance Company for use with their respective variable insurance contracts and policies.

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

A. Investment Valuations

Securities held by the Funds are valued based on market value. Specifically, equity securities traded on a national securities exchange or quoted on the NASDAQ National Market System are valued at their last-reported sales price on the principal exchange or official closing price as reported by NASDAQ or, if there is no reported sale, and in the case of over-the-counter securities not included in the NASDAQ National Market System, at a bid price estimated by an independent pricing service. Fixed income securities traded on a national securities exchange or in the over-the-counter market are valued at their last-reported sales price or, if there is no reported sale, at a bid price by an independent pricing service. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Options contracts are valued at the last quoted bid price as reported on the primary exchange or board of trade on which such options are traded. Investments in other open-end investment companies are valued at net asset value.

In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund ("good faith fair valuation"). Sometimes a significant event occurring in the period between the close of a particular portfolio security's market value cannot be considered "readily available." The Pricing Committee uses reasonable means to identify such potentially significant events, evaluates such events' effect on the value of portfolio securities as compared to the market prices received from pricing sources that may not reflect such events, and makes good faith fair valuations of portfolio securities when significant events affect security valuation.

When a good faith fair valuation of a security is required, consideration is generally given to a checklist of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or anaylsts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee's procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

B. Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' investment adviser, Huntington Assets Advisors, Inc. ("Advisor") to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C. Dividends and Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid annually for the Funds. Net realized capital gains, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

D. Federal Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. In addition to complying with the federal tax requirements applicable to regulated investment companies, the Funds also plan to comply with certain diversification standards applicable to underlying assets of variable annuity contracts in order to avoid taxation on the variable contract owners with respect to earnings allocable to the contract from investments in the Funds.

Distributions are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles. Differences may be temporary or permanent. Permanent differences are reclassified within the capital accounts based upon their nature for federal income tax purposes. These reclassifications have no impact on the net assets of the Funds. Temporary differences will reverse in a subsequent period and do not require reclassification. These differences are primarily due to market discount, gain/loss, paydowns, capital loss carryforwards, and losses deferred due to wash sales.

E. Foreign Exchange Contracts

The VA International Equity Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The VA International Equity Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealize d until the settlement date. At June 30, 2004, the VA International Equity Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund had no outstanding foreign currency commitments.

F. Foreign Currency Translation

All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The VA International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

G. When-Issued and Delayed Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

H. Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

I. Written Options Contracts

Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The following is a summary of the VA Income Equity Fund's written option activity for the six months ended June 30, 2004:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2003	304	$ 32,347
Options written	2,204	153,896
Options expired	(258)	(16,825)
Options closed	(1,141)	(106,026)
Options exercised	(120)	(5,115)

Outstanding at 6/30/2004	989	$ 58,277

At June 30, 2004, the VA Income Equity Fund had the following outstanding options:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
ChevronTexaco Corp.	Call	September 2004	100	85	4,675	$ 3,518
ConocoPhillips	Call	August 2004	80	30	1,950	505
Johnson Controls, Inc.	Call	July 2004	65	71	355	2,345
Kerr-Mcgee Corp.	Call	October 2004	60	121	4,840	930
Monsanto Co.	Call	October 2004	40	242	21,780	(10,817)
Occidental Petroleum Corp.	Call	August 2004	50	142	12,780	(803)
Symbol Technologies, Inc.	Call	July 2004	17.5	159	3,975	(129)
Textron, Inc.	Call	September 2004	65	79	3,555	2,888
V. F. Corp.	Call	August 2004	50	60	1,500	4,430

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$ 2,867

J. Securities Lending

To generate additional income the Funds may lend a certain percentage of their total assets (20% for the VA Growth and the VA Income Equity Funds, and 33 1/3% for the VA Dividend Capture, VA International Equity, VA Macro 100, VA Mid Corp America, VA Mortgage Securities, VA New Economy, VA Rotating Markets, and VA Situs Small Cap Funds) on a short-term basis to certain brokers, dealers or other financial institutions selected by the Advisor and approved by the Trustees. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash or U.S. government obligations at least equal to 100% of the value of securities on loan for the VA Dividend Capture, VA International Equity, VA Macro 100, VA Mid Corp America, VA Mortgage Securities, VA New Economy, VA Rotating Markets and VA Situs Small Cap Funds, and at least equal to 102% of the value of securities on loan for the VA Growth and VA Income Equity Funds. The cash collateral received by the Funds was pooled and at June 30, 2004 was invested in commercial paper (with interest rates ranging from 1.06% to 1.13% and maturity dates ranging from July 2, 2004 to July 21, 2004), mutual funds (with interest rates ranging from 1.02% to 1.05% and with a maturity date of October 31, 2004), a foreign certificate of deposit (with an interest rate of 1.51% and maturity date of November 19, 2004), repurchase agreements (with an interest rate of 1.55% and maturity date of July 1, 2004), U.S. Government agencies (with interest rates ranging from 1.06% to 1.46% and maturity dates ranging from July 2004 to March 2005), and asset backed securities (with interest rates ranging from 1.13% to 1.75% and maturity dates ranging from July 2004 to September 2004). Information on the investment of cash collateral is shown in the Portfolio of Investments. The Funds receiv e payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain all or a portion of the interest received on investment of collateral or receives a fee from the borrower. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities on loan. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termina tion by the Funds or the borrower at any time, and therefore, are not considered to be illiquid investments. Boston Global Advisers ("BGA") serves as sub-custodian for the securities lending program. BGA receives a sub-custody fee based on the value of collateral received from borrowers. As of June 30, 2004, the following Fund had securities with the following market value on loan:

Fund	Market Value of Loaned Securities	Market Value of Collateral*
VA Mid Corp America Fund	$ 46,797	$ 47,975

* Includes securities and cash collateral.

K. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

L. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of NAV on the business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (with no par value). Transactions in capital stock were as follows:

	VA Dividend Capture Fund				VA Growth Fund
	Six Months Ended June 30, 2004		Year Ended December 31, 2003		Six Months Ended June 30, 2004		Year Ended December 31, 2003
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	580,369	$ 6,799,983	1,150,010	$ 12,140,624	393,922	$ 3,397,191	933,095	$ 7,152,851
Distributions reinvested	28,496	326,850	44,464	500,110	113	976	2,787	22,801
Shares redeemed	(25,255)	(291,909)	(36,255)	(383,879)	(33,497)	(287,961)	(10,912)	(80,571)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	583,610	$ 6,834,924	1,158,219	$ 12,256,855	360,538	$ 3,110,206	924,970	$ 7,095,081

	VA Income Equity Fund				VA International Equity Fund
	Six Months Ended June 30, 2004		Year Ended December 31, 2003		Period Ended June 30, 2004(1)
	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	471,088	$ 4,918,990	1,167,240	$ 10,860,286	25,473	$ 253,076
Distributions reinvested	20,675	213,787	39,560	391,597	--	--
Shares redeemed	(18,744)	(194,264)	(128,638)	(1,273,486)	(60)	(606)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	473,019	$ 4,938,513	1,078,162	$ 9,978,397	25,413	$ 252,470

	VA Macro 100 Fund		VA Mid Corp America Fund
	Period Ended June 30, 2004(1)		Six Months Ended June 30, 2004		Year Ended December 31, 2003
	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	26,697	$ 268,736	244,185	$ 3,166,798	514,214	$ 5,469,316
Distributions reinvested	--	--	--	--	1,427	16,925
Shares redeemed	(60)	(602)	(28,120)	(363,821)	(11,171)	(116,430)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	26,637	$ 268,134	216,065	$ 2,802,977	504,470	$ 5,369,811

	VA New Economy Fund				VA Rotating Markets Fund
	Six Months Ended June 30, 2004		Year Ended December 31, 2003		Six Months Ended June 30, 2004		Year Ended December 31, 2003
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	110,238	$ 1,400,761	169,443	$ 1,836,144	125,931	$ 1,403,172	283,350	$ 2,695,044
Distributions reinvested	6,817	85,068	--	--	16,485	175,562	--	--
Shares redeemed	(25,813)	(327,121)	(7,464)	(84,636)	(31,027)	(340,780)	(5,586)	(52,766)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	91,242	$ 1,158,708	161,979	$ 1,751,508	111,389	$ 1,237,954	277,764	$ 2,642,278

	VA Situs Small Cap Fund		VA Mortgage Securities Fund
	Period Ended June 30, 2004(1)		Period Ended June 30, 2004(1)
	Shares	Dollar	Shares	Dollars
Shares sold	21,762	$ 218,288	22,717	$ 227,340
Distributions reinvested	--	--	--	--
Shares redeemed	(60)	(600)	(60)	(600)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	21,702	$ 217,688	22,657	$ 226,740

(1) Reflects operations for the period from May 3, 2004 (date of initial public investment) to June 30, 2004.

(4) Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee--Huntington Asset Advisors, Inc., a subsidiary of The Huntington National Bank ("Huntington"), serves as the Funds' investment adviser (the "Advisor"). The Advisor receives a fee for its services, computed daily and paid monthly, at an annual rate of 0.60% of the average daily net assets of each Fund.

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive from the Funds and/or to reimburse certain operating expenses of each Fund in order to limit the total operating expense for each Fund to not more than 1.00% of each Fund's average daily net assets through April 30, 2005.

Sub-Investment Advisory Fee--Effective April 30, 2004, Laffer Investments, Inc. became the sub-investment advisor (the "sub-advisor") of the VA Macro 100 Fund (the "Fund"). The Advisor pays the sub-advisor a fee for its services, computed daily and paid monthly, at an annual rate of 0.40% of the average daily net assets of the Fund. Neither the Trust nor the Fund is liable for payment of this sub-advisory fee.

Administrative and Financial Administration Fees--Federated Services Company ("FServ") provides the Funds with certain administrative personnel and services. Huntington currently serves as sub-administrator to the Trust, assisting with the provision of administrative services necessary to operate the Funds. Huntington also serves as financial administrator providing portfolio accounting services to the Funds. Huntington has sub-contracted certain fund accounting services to BISYS Fund Services Ohio, Inc. The fees paid for administrative and sub-administrative services are based on the level of average aggregate net assets of the Trust for the period. From time to time, FServ and its affiliates may pay out of their reasonable profits and other resources advertising, marketing and other expenses for the benefit of the Funds, and such amounts may be paid to the Advisor and its affiliates. FServ and Edgewood Services, Inc., the Trust's distributor, are wholly-owned subsidiaries of Federated Investors, Inc. Huntington and the Advisor may also pay out of their reasonable profits and other resources (including those of their affiliates) advertising, marketing and other expenses for the benefit of the Funds.

Transfer and Dividend Disbursing Agent Fees and Expenses--Unified Fund Services, Inc. ("Unified") is transfer and dividend disbursing agent for the Funds. For its services, Unified receives fees based on the size, type, and number of accounts and transactions made by shareholders.

Custodian Fees--Huntington serves as each of the Funds' custodian, except for the VA International Equity Fund. State Street Bank and Trust Company ("State Street") serves as custodian for the VA International Equity Fund. Huntington and State Street receive fees based on the level of a Fund's average daily net assets for the period, plus out-of-pocket expenses.

General--Certain Officers of the Trust are Officers and/or Directors or Trustees of the above companies.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money market funds which are managed by the Advisor. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements.

(5) VA Rotating Markets Fund Structure

The VA Rotating Markets Fund ("Fund"), in accordance with its prospectus, may seek to achieve its investment objectives by investing in other investment companies ("Underlying Funds") with similar investment objectives. As a result, investors in the Fund incurred expenses of both the Fund and Underlying Funds, including transaction costs related to the purchases and sales of Underlying Fund shares.

(6) Investment Transactions

Purchases and sales of investments, excluding short-term securities and long-term U.S. government securities (and in-kind contributions), for the six months ended June 30, 2004 were as follows:

Fund
	Purchases	Sales
VA Dividend Capture Fund	$ 14,439,037	$ 7,702,912
VA Growth Fund	3,491,382	1,297,407
VA Income Equity Fund	9,924,334	3,467,165
VA International Equity Fund	263,546	41,530
VA Macro 100 Fund	244,173	--
VA Mid Corp America Fund	3,124,511	351,347
VA New Economy Fund	1,566,531	326,982
VA Rotating Markets Fund	3,357,756	2,190,707
VA Situs Small Cap Fund	203,777	--
VA Mortgage Securities Fund	320,366	119,932

(7) Changes in Independent Auditors (unaudited)

On March 2, 2004, the Board of Trustees of the Trust, upon the recommendation of the Trust's audit committee, decided to engage Ernst & Young LLP as independent auditors for the Funds' fiscal year ending December 31, 2004. For the prior fiscal years ended December 31, 2002 and 2003, KPMG LLP ("KPMG") audited the Funds' financial statements. KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Trust and KPMG on accounting principles or practices, financial statements disclosure or audit scope or procedure, which if not resolved to the satisfaction of KPMG would have caused it to make reference to the disagreement in its report.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus, which contains facts concerning each Fund’s objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-253-0412 or at http://www.huntingtonfunds.com/shareholders/. This information is also available from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

[Logo of Huntington VA Funds]

The Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. is the Sub-Administrator and Financial Administrator of the Huntington VA Funds and is the Custodian of certain Funds. State Street Bank and Trust Company is also a Custodian to one of the Funds.

Huntington Asset Advisors, Inc., a subsidiary of The Huntington National Bank, serves as Investment Adviser to the Funds. Federated Services Co. and Edgewood Services, Inc., the Administrator and Distributor of the Huntington VA Funds, respectively, are not affiliated with The Huntington National Bank.

Cusip 446771206
Cusip 446771107
Cusip 446771701
Cusip 446771305
Cusip 446771503
Cusip 446771602
Cusip 446771800
Cusip 446771875
Cusip 446771867
Cusip 446771883

Item 2. Code of Ethics.

    Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5.         Audit Committee of Listed Registrants.

Not applicable.

Item 6.         Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment
Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

     (a) The registrant's  principal  executive officer and principal  financial officer have concluded based on their evaluation of the registrant's  disclosure controls and  procedures as conducted  within 90 days of the filing date of this report,  that these disclosure  controls and procedures are adequately  designed and  are  operating  effectively  to  ensure  that  information  required  to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required  disclosure;  and (ii) recorded,  processed, summarized and reported within the time periods  specified in the Securities and
Exchange Commission's rules and forms.

     (b)  There  were no  changes  in the  registrant's  internal  control  over financial  reporting that occurred  during the  registrant's  most recent fiscal half-year that have materially  affected or are reasonably  likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

     (a) File the exhibits  listed below as part of this Form.  Letter or number the exhibits in the sequence indicated.

     (a)(1) Not Applicable

     (a)(2) A separate  certification  for each principal  executive officer and principal  financial  officer of the  registrant as required by Rule 30a-2 under the  Act (17 CFR  270.30a-2).  Certifications  pursuant  to  Section  302 of the
Sarbanes-Oxley Act of 2002 are attached hereto.

        (a)(3) Not applicable.

     (b) A separate  or  combined  certification  for each  principal  executive officer and  principal  officer of the  registrant  as required by Rule 30a-2(b)
under  the  Act  of  1940.   Certifications  pursuant  to  Section  906  of  the
Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant       Huntington VA Funds

By               /s/ Charles L. Davis, Jr.
Charles L. Davis, Jr., Chief Executive Officer and Principal Executive Officer

Date     September 2, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By        /s/ Charles L. Davis, Jr.
Charles L. Davis, Jr., Chief Executive Officer and Principal Executive Officer

Date    September 2, 2004

By     /s/ Bryan C. Haft
Bryan C. Haft, Treasurer and Principal Financial Officer

Date   September 2, 2004